Item 1. Schedule of Investments


 T. Rowe Price Personal Strategy Balanced Fund
 (Unaudited) August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                         Shares/$Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS  64.6%
 CONSUMER DISCRETIONARY  9.2%
 Auto Components  0.2%
 Autoliv GDR (SEK) ss.                                 19,000        793

 Keystone Automotive *ss.                              6,700         149

 Koito Manufacturing (JPY)                             41,000        352

 Strattec Security *ss.                                2,200         137

                                                                     1,431

 Automobiles  1.0%
 Ford Motor                                            214,600       3,028

 Fuji Heavy Industries (JPY) ss.                       47,000        239

 Harley-Davidson                                       40,700        2,484

 Honda (JPY)                                           10,400        519

 Peugeot (EUR)                                         7,701         462

 Renault (EUR)                                         7,613         612

 Toyota Motor (JPY)                                    57,800        2,290

 Winnebago ss.                                         900           28

                                                                     9,662

 Distributors  0.0%
 Cycle & Carriage (SGD)                                20,755        84
                                                                     84

 Hotels, Restaurants & Leisure  1.3%
 Applebee's                                            7,237         174

 BJ's Restaurants *ss.                                 2,700         40

 Carnival                                              59,500        2,724

 CEC Entertainment *                                   4,800         162

 Compass (GBP)                                         22,995        129

 Hilton Group (GBP)                                    42,312        199

 International Game Technology                         92,200        2,660

 Marriott, Class A                                     1,500         71

 McDonald's                                            21,400        578

 Mitchells & Butlers (GBP)                             58,069        270

 PF Chang's China Bistro *ss.                          4,100         172

Red Robin Gourmet Burgers *ss.                         2,700         94

 Ruby Tuesday                                          9,300         252

 Sonic *                                               13,950        312

 Starbucks *                                           25,000        1,081

 Starwood Hotels & Resorts Worldwide, Class B          48,400        2,139

 The Cheesecake Factory *                              9,700         401

 Whitbread (GBP)                                       39,442        580

                                                                     12,038

 Household Durables  1.0%
 Fortune Brands                                        11,600        849

 Harman International                                  1,100         107

 Jarden Corporation *ss.                               11,400        345

 Newell Rubbermaid                                     218,900       4,713

 Persimmon (GBP)                                       34,095        412

 Philips Electronics (EUR)                             16,032        370

 Pioneer (JPY)                                         23,000        506

 SEB (EUR)                                             1,331         140

 Sony (JPY)                                            26,200        908

 Thomson (EUR)                                         39,020        742

 Tupperware                                            43,000        734

                                                                     9,826

 Internet & Catalog Retail  0.3%
 Amazon.com *                                          1,800         69

 eBay *                                                29,800        2,579

 J. Jill Group *ss.                                    2,000         36

 priceline.com *ss.                                    7,100         148

                                                                     2,832

 Leisure Equipment & Products  0.4%
 Brunswick                                             13,700        539

 Eastman Kodak                                         73,300        2,168

 Heiwa (JPY)                                           11,800        175

 MarineMax *                                           7,600         149

 Noritsu Koki (JPY) ss.                                9,300         201

 Polaris Industries ss.                                5,100         241

 SCP Pool ss.                                          5,625         237

                                                                     3,710

 Media  2.7%
 Aegis (GBP)                                           241,077       363

 Astro All Asia, 144A (MYR) *                          54,000        64

 British Sky Broadcasting (GBP)                        37,512        323

 Clear Channel Communications                          30,173        1,011

 Comcast, Class A *                                    129,048       3,635

 Comcast, Special Class A *                            62,700        1,740

 Disney                                                109,900       2,467

 EchoStar Communications, Class A *                    45,100        1,382

 Emmis Communications, Class A *ss.                    7,200         139

 Entercom Communications *                             2,300         87

 Gestevision Telecino (EUR) *                          5,000         79

 Getty Images *                                        2,000         111

 Liberty Media, Series A *ss.                          7,698         260

 Liberty Media International, Series A *               128,304       1,143

 McGraw-Hill                                           2,200         167

 New York Times, Class A                               75,800        3,079

 News Corporation (AUD) ss.                            34,136        266

 News Corporation ADR ss.                              4,600         144

 Omnicom                                               9,200         633

 Publicis (EUR)                                        16,429        444

 Scholastic *ss.                                       14,800        433

 Scripps, Class A                                      19,300        1,974

 Singapore Press (SGD)                                 54,100        137

 Time Warner *                                         124,600       2,037

 Viacom, Class B                                       78,743        2,623

 Washington Post, Class B                              549           477

 WPP Group ADR                                         7,000         316

 Young Broadcasting, Class A *ss.                      4,200         48

                                                                     25,582

 Multiline Retail  0.7%
 Big Lots *                                            8,800         107

 Family Dollar Stores                                  2,200         58

 Kohl's *                                              1,500         74

Neiman Marcus, Class A                                 2,300         123

 Nordstrom                                             60,300        2,239

 Target                                                84,700        3,776

                                                                     6,377

 Specialty Retail  1.5%
 AC Moore Arts & Crafts *                              3,300         67

 AnnTaylor Stores *                                    21,000        508

 Best Buy                                              45,450        2,114

 Charles Voegele (CHF)                                 5,392         174

 Christopher & Banks ss.                               7,900         139

 Dixons (GBP)                                          129,239       367

 Esprit Holdings (HKD)                                 51,000        247

 Home Depot                                            150,450       5,500

 Hot Topic *                                           8,800         133

 Kesa Electricals (GBP)                                14,086        71

 Linens 'n Things *                                    6,900         173

 Monro Muffler Brake *                                 7,500         154

 Nobia (SEK)                                           25,590        306

 The Finish Line, Class A ss.                          2,600         75

 Toys "R" Us *                                         252,600       4,102

 Ultimate Electronics *ss.                             4,300         10

                                                                     14,140

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR)                                  2,690         346

 Culp *ss.                                             2,600         20

 Unifi *ss.                                            9,800         19

 World Company (JPY) ss.                               7,000         214

 Yue Yuen Industrial (HKD) ss.                         139,000       335

                                                                     934

 Total Consumer Discretionary                                        86,616

 CONSUMER STAPLES  4.6%
 Beverages  0.5%
 Allied Domecq (GBP)                                   63,793        511

 Asahi Breweries (JPY)                                 15,000        142

Coca-Cola                                              29,100        1,301

 Kirin Brewery (JPY)                                   59,000        535

 Lion Nathan (NZD) ss.                                 85,644        430

 PepsiCo                                               39,810        1,990

                                                                     4,909

 Food & Staples Retailing  1.5%
 Carrefour (EUR)                                       5,669         266

 Casey's General Stores ss.                            23,700        391

 Casino Guichard-Perrachon (EUR) ss.                   9,139         722

 Coles Myer (AUD)                                      50,339        320

 CVS                                                   126,100       5,044

 J Sainsbury (GBP)                                     70,353        330

 Matsumotokiyoshi (JPY)                                10,000        257

 METRO (EUR)                                           20,340        945

 Performance Food Group *ss.                           13,900        306

 Sysco                                                 21,000        675

 Tesco (GBP)                                           116,906       561

 Wal-Mart                                              70,600        3,719

 Wal-Mart de Mexico, Series V (MXN)                    200,700       640

 Wild Oats Markets *ss.                                10,100        89

 York-Benimaru (JPY) ss.                               8,300         208

                                                                     14,473

 Food Products  1.1%
 American Italian Pasta, Class A ss.                   4,100         111

 Associated British Foods (GBP)                        41,133        464

 Campbell Soup                                         70,300        1,825

 General Mills                                         62,120        2,935

 Koninklijke Wessanen GDS (EUR) ss.                    29,398        414

 Nestle (CHF)                                          5,593         1,325

 Seneca Foods
 Class A *ss.                                          3,000         55

 Class B *                                             600           11

 Unilever N.V. (GBP)                                   116,952       1,003

 Unilever N.V. ADS                                     29,600        1,778

                                                                     9,921

Household Products  0.6%
 Colgate-Palmolive                                     56,700        3,062

 Kimberly-Clark                                        24,700        1,647

 Procter & Gamble                                      15,200        851

                                                                     5,560

 Personal Products  0.1%
 Chattem *ss.                                          3,100         95

 Gillette                                              9,000         382

 L'Oreal (EUR)                                         2,846         189

                                                                     666

 Tobacco  0.8%
 Altria Group                                          114,400       5,600

 UST                                                   46,100        1,849

                                                                     7,449

 Total Consumer Staples                                              42,978

 ENERGY  4.7%
 Energy Equipment & Services  1.8%
 Atwood Oceanics *ss.                                  6,700         280

 Baker Hughes                                          155,500       6,116

 BJ Services *                                         35,200        1,691

 Cooper Cameron *ss.                                   1,000         51

 FMC Technologies *                                    19,700        605

 Grant Prideco *                                       37,800        691

 Hanover Compressor *ss.                               18,600        215

 Hydril *                                              3,700         132

 Key Energy Services *ss.                              9,000         91

 Lone Star Technologies *                              4,600         141

 National Oilwell *                                    27,000        807

 Schlumberger                                          47,500        2,936

 Seacor Smit *                                         10,100        436

 Smedvig, Series A (NOK)                               11,552        136

 Smith International *                                 46,200        2,633

 W-H Energy Services *ss.                              5,400         102

                                                                     17,063

Oil & Gas  2.9%
 BP (GBP)                                              92,745        824

 BP ADR                                                97,396        5,230

 ChevronTexaco                                         36,550        3,564

 Eni (EUR)                                             76,390        1,564

 ExxonMobil                                            72,682        3,351

 Forest Oil *ss.                                       17,250        449

 Marathon Oil                                          78,700        2,854

 Murphy Oil                                            2,200         166

 Noble Energy                                          9,700         499

 Norsk Hydro (NOK)                                     5,755         360

 OMV (EUR)                                             500           114

 Petrobras ADR                                         34,800        971

 Shell Transport & Trading (GBP)                       114,240       835

 Shell Transport & Trading ADR ss.                     21,300        944

 Statoil ASA (NOK)                                     73,417        939

 Tonen General Sekiyu (JPY) ss.                        23,000        193

 Total, Series B (EUR)                                 9,550         1,863

 Ultra Petroleum *ss.                                  5,500         228

 Unocal                                                60,200        2,248

 Woodside Petroleum (AUD)                              26,200        334

                                                                     27,530

 Total Energy                                                        44,593

 FINANCIALS  14.1%
 Capital Markets  2.6%
 Affiliated Managers Group *ss.                        6,200         304

 AmeriTrade *                                          65,400        745

 Bank of New York                                      34,100        1,016

 Charles Schwab                                        29,950        283

 Credit Suisse Group (CHF) *                           20,727        648

 Deutsche Bank (EUR)                                   9,229         628

 Franklin Resources                                    30,700        1,635

 Goldman Sachs Group                                   22,600        2,026

 Investor's Financial Services ss.                     8,000         371

Legg Mason                                             20,000        1,614

 Macquarie Bank (AUD)                                  19,955        478

 Mellon Financial                                      178,400       5,149

 Merrill Lynch                                         41,200        2,104

 Morgan Stanley                                        29,300        1,486

 National Financial Partners ss.                       3,600         124

 Nomura (JPY)                                          24,000        332

 Northern Trust                                        44,300        1,907

 Piper Jaffray Cos *ss.                                12,146        524

 State Street                                          74,500        3,363

                                                                     24,737

 Commercial Banks  3.8%
 ABN Amro Holdings (EUR)                               33,687        716

 Alliance & Leicester (GBP)                            37,509        606

 Australia & New Zealand Banking (AUD)                 95,496        1,239

 Banca Intesa (EUR)                                    143,181       525

 Banco Santander Central Hispano (EUR)                 82,875        812

 Banco Santander Chile ADR ss.                         20,113        549

 Bank Austria Creditanstalt (EUR) ss.                  11,554        733

 Bank of America                                       134,600       6,054

 Bank of Yokohama (JPY)                                112,800       672

 Barclays (GBP)                                        213,894       1,984

 BNP Paribas (EUR) ss.                                 21,978        1,333

 Boston Private Financial ss.                          5,700         139

 Chittenden ss.                                        19,475        699

 Citizens Banking ss.                                  16,800        537

 DBS Group (SGD)                                       32,028        292

 Dexia (EUR)                                           21,939        379

 Glacier Bancorp ss.                                   4,921         139

 Grupo Financiero Banorte (MXN)                        272,785       1,076

 HBOS (GBP)                                            70,650        865

 HSBC (GBP)                                            47,059        732

 Jyske (DKK) *                                         6,785         412

 Mitsubishi Tokyo Financial (JPY) ss.                  46            416

 National Australia Bank (AUD) ss.                     52,079        981

NORDEA (SEK)                                           155,351       1,192

 Pinnacle Financial Partners *ss.                      400           9

 Provident Bankshares ss.                              10,700        339

 Royal Bank of Scotland (GBP)                          69,494        1,938

 Sandy Spring Bancorp ss.                              6,100         202

 SEB, Series A (SEK)                                   45,757        644

 Signature Bank *ss.                                   1,000         27

 Southwest Bancorp ss.                                 22,400        472

 Sumitomo Mitsui Financial (JPY) ss.                   113           685

 Svenska Handelsbanken, Series A (SEK)                 41,864        804

 Texas Capital Bancshares *ss.                         8,900         151

 The 77 Bank (JPY)                                     46,000        278

 U.S. Bancorp                                          131,100       3,867

 UniCredito Italiano (EUR)                             112,004       538

 Valley National Bancorp ss.                           16,316        422

 Wells Fargo                                           37,100        2,180

 WestAmerica ss.                                       11,200        591

                                                                     36,229

 Consumer Finance  0.9%
 AIFUL (JPY)                                           5,100         512

 American Express                                      120,000       6,002

 SLM Corporation                                       44,400        1,733

                                                                     8,247

 Diversified Financial Services  1.4%
 Assured Guaranty                                      21,200        340

 Citigroup                                             190,277       8,863

 ING Groep GDS (EUR)                                   29,873        729

 J.P. Morgan Chase                                     77,760        3,078

                                                                     13,010

 Insurance  3.4%
 Aioi Insurance (JPY)                                  45,000        197

 Allianz (EUR)                                         6,485         626

 American International Group                          128,122       9,127

 Aspen Insurance Holdings                              8,800         208

 Aviva (GBP)                                           42,410        406

Bristol West Holdings ss.                              10,100        167

 Brown & Brown ss.                                     3,900         175

 CNP Assurances (EUR)                                  12,816        778

 Genworth Financial, Class A *                         118,800       2,700

 Hannover Rueckversicherung (EUR)                      9,565         309

 Harleysville Group ss.                                3,500         70

 Hartford Financial Services                           29,400        1,798

 Horace Mann Educators                                 20,000        339

 Infinity Property & Casualty ss.                      10,100        277

 Insurance Australia Group (AUD)                       86,450        311

 Markel *ss.                                           1,300         382

 Marsh & McLennan                                      30,100        1,345

 Mitsui Sumitomo Insurance (JPY)                       52,000        462

 Ohio Casualty *ss.                                    28,100        566

 PartnerRe                                             7,500         385

 QBE Insurance (AUD) ss.                               69,797        624

 Royal & Sun Alliance (GBP)                            239,424       305

 SAFECO ss.                                            75,800        3,651

 Selective Insurance ss.                               8,100         280

 St. Paul Companies                                    71,612        2,484

 Triad Guaranty *ss.                                   2,800         156

 Unipol (EUR) ss.                                      131,977       502

 UnumProvident                                         71,900        1,163

 W. R. Berkley                                         5,800         234

 XL Capital                                            22,100        1,552

                                                                     31,579

 Real Estate  1.2%
 Arden Realty, REIT                                    8,000         263

 China Overseas Land (HKD)                             1,178,000     233

 Corio (EUR)                                           6,935         305

 EastGroup Properties, REIT ss.                        10,000        337

 Essex Property Trust, REIT                            1,000         74

 Federal Realty Investment Trust, REIT                 51,300        2,328

 Gables Residential Trust, REIT ss.                    8,600         286

 General Property Trust, Equity Units (AUD)            232,761       584

Goldcrest,  (JPY)                                      7,290         477

 LaSalle Hotel Properties, REIT                        4,800         136

 Manufactured Home Communities, REIT                   3,500         117

 Mirvac (AUD)                                          64,105        205

 Parkway Properties, REIT ss.                          5,800         274

 Reckson Associates Realty, REIT                       64,134        1,885

 Simon Property Group, REIT                            47,172        2,639

 Sun Hung Kai Properties (HKD)                         54,000        502

 Washington Real Estate, REIT                          10,900        331

 Westfield Group (AUD) ss.                             25,387        277

 Wheelock (HKD)                                        147,000       208

                                                                     11,461

 Thrifts & Mortgage Finance  0.8%
 Bradford & Bingley (GBP)                              105,786       544

 Fannie Mae                                            65,700        4,891

 Frankfort First                                       500           12

 Freddie Mac                                           25,500        1,712

 Hypo Real Estate (EUR) *                              22,521        721

                                                                     7,880

 Total Financials                                                   133,143

 HEALTH CARE  7.4%
 Biotechnology  0.9%
 Abgenix *ss.                                          1,500         15

 Alexion Pharmaceutical *ss.                           3,400         56

 Alkermes *ss.                                         9,700         103

 Amgen *                                               60,100        3,563

 Amylin Pharmaceuticals *ss.                           4,400         87

 Anadys Pharmaceuticals *                              5,200         35

 Biogen Idec *                                         13,400        795

 Cephalon *ss.                                         3,924         184

 CSL Limited (AUD) ss.                                 5,855         107

 Cubist Pharmaceuticals *ss.                           10,100        79

 CV Therapeutics *ss.                                  1,400         18

 Cytogen *ss.                                          3,700         38

Cytokinetics *ss.                                      600           6

 deCODE GENETICS *ss.                                  4,300         24

 Dynavax Technologies *ss.                             3,700         17

 Exelixis *ss.                                         9,500         74

 Genentech *                                           12,200        595

 Gilead Sciences *                                     26,700        1,846

 MedImmune *                                           4,600         110

 Memory Pharmaceuticals *ss.                           3,500         25

 Myriad Genetics *ss.                                  10,900        177

 Neurocrine Biosciences *ss.                           4,800         239

 NPS Pharmaceuticals *ss.                              2,500         53

 ONYX Pharmaceuticals *                                6,100         227

 OSI Pharmaceuticals *                                 600           36

 Rigel Pharmaceuticals *ss.                            3,700         76

 Trimeris *ss.                                         3,900         47

 Vertex Pharmaceuticals *ss.                           14,436        140

                                                                     8,772

 Health Care Equipment & Supplies  1.1%
 Advanced Neuromodulation Systems *ss.                 6,500         191

 Analogic ss.                                          4,100         169

 Baxter International                                  88,600        2,706

 Biomet                                                10,300        470

 Boston Scientific *                                   39,700        1,418

 DJ Orthopedics *ss.                                   7,800         166

 Edwards Lifesciences *ss.                             6,600         233

 Elekta, Series B (SEK) *                              11,884        270

 EPIX Medical *ss.                                     2,300         46

 Guidant                                               7,700         460

 Integra LifeServices Holdings *ss.                    9,200         275

 Matthews International, Class A                       13,800        488

 Medtronic                                             45,400        2,259

 NuVasive *ss.                                         5,800         55

 ResMed *ss.                                           400           19

 St. Jude Medical *                                    7,200         484

 Steris *                                              11,200        256

Stryker                                                11,400        516

 Thoratec *ss.                                         5,700         56

 Wilson Greatbatch Technologies *ss.                   4,800         79

                                                                     10,616

 Health Care Providers & Services  1.8%
 Alliance UniChem (GBP)                                43,451        528

 AmerisourceBergen                                     44,500        2,407

 Anthem *ss.                                           11,000        894

 Celesio (EUR)                                         7,859         521

 Henry Schein *                                        8,300         517

 LabOne *                                              3,400         99

 Lifeline Systems *                                    7,500         167

 LifePoint Hospitals *ss.                              1,100         32

 Medco *                                               5,102         159

 Sunrise Senior Living *ss.                            13,700        485

 Suzuken (JPY)                                         5,800         159

 Symbion *ss.                                          1,900         31

 United Surgical Partners International *ss.           11,500        415

 UnitedHealth Group                                    108,300       7,162

 WellChoice *                                          4,800         171

 WellPoint Health Networks *                           28,200        2,769

                                                                     16,516

 Pharmaceuticals  3.6%
 Abbott Laboratories                                   21,500        896

 Able Laboratories *ss.                                2,700         58

 AstraZeneca ADR ss.                                   16,900        786

 Atherogenics *ss.                                     8,800         148

 Eisai (JPY)                                           11,700        335

 Eli Lilly                                             12,100        768

 Eon Labs *ss.                                         4,500         113

 Forest Laboratories *                                 43,600        1,999

 Galen (GBP)                                           33,743        356

 GlaxoSmithKline (GBP)                                 60,072        1,225

 GlaxoSmithKline ADR ss.                               9,000         370

 Hisamitsu Pharmaceutical (JPY)                        14,000        257

Inspire Pharmaceuticals *ss.                           10,900        158

 Johnson & Johnson                                     49,300        2,864

 Kobayashi Pharmaceutical (JPY) ss.                    9,300         235

 Medicines Company *ss.                                3,700         94

 Merck                                                 49,500        2,226

 Nektar Therapeutics *ss.                              2,000         26

 Novartis (CHF)                                        44,665        2,068

 Noven Pharmaceuticals *                               11,400        217

 Novo Nordisk, Series B (DKK)                          5,291         283

 Pfizer                                                235,687       7,700

 Sanofi-Aventis (EUR) ss.                              14,644        1,042

 Sanofi-Synthelabo (EUR) ss.                           7,367         524

 Schering-Plough                                       174,200       3,216

 Takeda Chemical Industries (JPY)                      11,700        530

 Teva Pharmaceutical ADR ss.                           35,100        956

 Wyeth                                                 131,860       4,822

                                                                     34,272

 Total Health Care                                                   70,176

 INDUSTRIALS & BUSINESS SERVICES  8.5%
 Aerospace & Defense  1.1%
 Armor Holdings *                                      15,300        543

 European Aeronautic Defense & Space (EUR) ss.         24,758        648

 General Dynamics                                      9,100         888

 Honeywell International                               38,300        1,378

 Lockheed Martin                                       120,800       6,497

 Mercury Computer Systems *ss.                         8,000         216

 Rockwell Collins                                      6,500         223

                                                                     10,393

 Air Freight & Logistics  0.5%
 EGL *ss.                                              17,100        414

 Expeditors International of Washington                1,000         49

 Pacer International *ss.                              9,300         144

 Ryder System                                          4,300         188

 TPG (EUR) ss.                                         15,509        360

UPS, Class B                                           41,800        3,053

 UTi Worldwide ss.                                     8,900         457

                                                                     4,665

 Airlines  0.0%
 Frontier Airlines *ss.                                8,200         74

 Midwest Express Holdings *ss.                         6,500         22

 Qantas Airways (AUD)                                  60,144        145

                                                                     241

 Building Products  0.1%
 Pilkington (GBP)                                      238,298       381

 Quixote ss.                                           2,100         40

 Trex *ss.                                             4,900         213

                                                                     634

 Commercial Services & Supplies  1.7%
 Apollo Group, Class A *                               31,300        2,442

 Cendant                                               49,000        1,060

 Central Parking ss.                                   16,700        271

 ChoicePoint *                                         10,800        456

 Consolidated Graphics *ss.                            11,700        478

 Education Management *                                1,800         52

 Electro Rent ss.                                      5,700         58

 First Advantage, Class A *ss.                         2,300         41

 G & K Services, Class A ss.                           9,100         331

 Glory (JPY)                                           11,300        168

 H&R Block                                             29,100        1,404

 Herman Miller ss.                                     15,400        388

 Intersections *ss.                                    800           10

 Ionics *ss.                                           13,500        354

 KForce.com *ss.                                       13,100        86

 Layne Christensen *ss.                                3,300         50

 LECG *ss.                                             9,200         146

 R.R. Donnelley                                        113,600       3,491

 Resources Connection *ss.                             11,600        380

 SOURCECORP *ss.                                       7,000         155

 Tetra Tech *                                          17,820        317

Waste Management                                       149,926       4,167

 West Corporation *ss.                                 3,800         98

                                                                     16,403

 Construction & Engineering  0.3%
 Acciona (EUR)                                         8,685         535

 AMEC (GBP)                                            76,178        436

 Balfour Beatty (GBP)                                  83,660        400

 Downer EDI (AUD) ss.                                  77,848        207

 Insituform Technologies, Class A *ss.                 8,800         157

 JGC (JPY) ss.                                         35,000        335

 NCC AB, Series B (SEK)                                42,863        438

                                                                     2,508

 Electrical Equipment  0.1%
 A.O. Smith ss.                                        19,600        479

 American Superconductor *ss.                          2,600         31

 Artesyn Technologies *                                11,800        100

 Draka (EUR) ss.                                       9,013         108

 Sumitomo Electric Industries (JPY)                    29,000        267

 Woodward Governor ss.                                 1,100         65

                                                                      1,050

 Industrial Conglomerates  2.3%
 3M                                                    26,600        2,191

 DCC (EUR)                                             23,904        419

 GE                                                    208,400       6,833

 Hutchison Whampoa (HKD)                               104,500       821

 Sembcorp (SGD)                                        600,000       459

 Siemens (EUR)                                         16,174        1,108

 Tyco International                                    316,242       9,905

                                                                     21,736

 Machinery  1.4%
 Actuant Corporation, Class A *ss.                     10,340        391

 Danaher                                               96,300        4,952

 Deere                                                 51,000        3,227

 Fanuc (JPY)                                           9,300         498

 Graco                                                 11,500        359

Guinness Peat Group (NZD)                              190,787       244

 Harsco                                                13,000        583

 IDEX                                                  4,200         129

 Lindsay Manufacturing ss.                             11,600        290

 Mitsubishi Heavy Industries (JPY)                     138,000       376

 Pall                                                  56,500        1,376

 Reliance Steel & Aluminum ss.                         2,500         95

 Saurer (CHF) *                                        3,851         195

 SKF, Series B (SEK)                                   6,708         248

 Toro ss.                                              4,900         319

                                                                     13,282

 Marine  0.1%
 Nippon Yusen (JPY)                                    131,000       681

                                                                     681

 Road & Rail  0.8%
 Arriva (GBP)                                          63,710        495

 Burlington Northern Santa Fe                          76,200        2,728

 Genesee & Wyoming, Class A *ss.                       2,200         49

 Heartland Express ss.                                 8,925         157

 Knight Transportation *                               25,950        516

 Nippon Express (JPY)                                  46,000        238

 Norfolk Southern                                      104,900       2,979

 Overnite ss.                                          6,600         201

                                                                     7,363

 Trading Companies & Distributors  0.1%
 Mitsubishi (JPY)                                      61,000        634

 Sumitomo (JPY)                                        56,000        410

                                                                           1,044

 Total Industrials & Business Services                               80,000

 INFORMATION TECHNOLOGY  7.6%
 Communications Equipment  1.7%
 Belden CDT *ss.                                       21,500        431

 Black Box ss.                                         7,600         275

 Cisco Systems *                                       211,100       3,960

Corning *                                              424,900       4,300

 F5 Networks *ss.                                      4,100         101

 Ixia *ss.                                             5,200         41

 Juniper Networks *ss.                                 46,600        1,067

 Lucent Technologies *ss.                              652,100       2,041

 Nokia (EUR)                                           26,097        306

 Nokia ADR                                             28,300        336

 Packeteer *ss.                                        4,800         48

 QUALCOMM                                              32,000        1,218

 Research In Motion *                                  11,400        686

 Riverstone Networks *ss.                              17,200        13

 Sagem (EUR)                                           4,264         400

 SiRF Technology *ss.                                  10,800        108

 Stratos Lightwave *ss.                                399           2

 Tekelec *ss.                                          4,800         88

 Uniden (JPY)                                          9,000         180

                                                                      15,601

 Computers & Peripherals  0.8%
 Creative Technology (SGD)                             14,900        159

 Dell *                                                115,900       4,038

 Emulex *ss.                                           12,200        129

 Gateway *                                             20,400        90

 IBM                                                   4,000         339

 Lexmark International *                               15,600        1,380

 Logitech International (CHF) *                        5,338         241

 NEC (JPY) ss.                                         30,000        193

 NEC Fielding (JPY) ss.                                4,700         96

 QLogic *ss.                                           22,500        588

 Synaptics *ss.                                        6,500         119

                                                                     7,372

 Electronic Equipment & Instruments  0.3%
 Digital Theater Systems *ss.                          6,200         80

 Global Imaging Systems *                              7,100         199

 Hosiden (JPY) ss.                                     15,200        181

 KEMET *                                               19,100        165

Kyocera (JPY)                                          2,700         199

 Littelfuse *                                          6,500         237

 Methode Electronics                                   13,200        174

 Newport *ss.                                          8,100         101

 Plexus *ss.                                           19,600        231

 Shimadzu (JPY)                                        98,000        480

 TDK (JPY)                                             5,600         372

 Technitrol *ss.                                       3,700         66

 Woodhead Industries ss.                               10,300        136

                                                                     2,621

 Internet Software & Services  0.4%
 Digital Insight *ss.                                  10,800        162

 IAC/InterActiveCorp *ss.                              55,400        1,264

 MatrixOne *ss.                                        15,400        72

 Netegrity *ss.                                        8,900         54

 Sonicwall *ss.                                        1,400         7

 Websense *                                            500           19

 Yahoo! *                                              86,200        2,458

                                                                     4,036

 IT Services  0.9%
 Accenture, Class A *                                  17,700        462

 Affiliated Computer Services, Class A *ss.            24,700        1,342

 Automatic Data Processing                             9,200         366

 BISYS Group *ss.                                      11,500        163

 CACI International, Class A *                         9,500         462

 First Data                                            42,168        1,782

 Fiserv *                                              34,400        1,196

 Global Payments ss.                                   9,800         435

 Indra Sistemas (EUR)                                  33,468        428

 Iron Mountain *                                       18,186        561

 Itochu Techno-Science (JPY) ss.                       13,500        593

 Logica CMG (GBP)                                      62,288        180

 Maximus *                                             10,200        297

 MPS Group *                                           28,400        254

 RightNow Technologies *                               7,600         69

SunGard Data Systems *                                 12,000        276

                                                                     8,866

 Office Electronics  0.1%
 Canon (JPY)                                           16,000        766

 Neopost (EUR)                                         5,158         312

                                                                     1,078

 Semiconductor & Semiconductor Equipment  1.3%
 AMIS Holdings *ss.                                    7,600         92

 Analog Devices                                        53,000        1,840

 Applied Materials *                                   24,300        386

 Artisan Components *ss.                               4,200         116

 Atheros Communications *ss.                           4,200         33

 ATMI *ss.                                             8,600         162

 Cabot Microelectronics *ss.                           5,700         190

 Entegris *ss.                                         16,200        129

 Exar *                                                12,100        167

 Intel                                                 99,600        2,120

 Jenoptik (EUR) *                                      23,306        199

 Lattice Semiconductor *ss.                            7,100         32

 Maxim Integrated Products                             64,200        2,788

 Microchip Technology                                  9,200         243

 Microsemi *ss.                                        10,100        109

 MKS Instruments *ss.                                  16,400        220

 Mykrolis *ss.                                         17,500        155

 PDF Solutions *ss.                                    10,700        99

 Power Integrations *                                  1,500         30

 Rohm (JPY)                                            700           73

 Semiconductor Manufacturing International ADR *ss.    12,000        122

 Semtech *ss.                                          19,800        358

 Sigmatel *ss.                                         4,500         76

 Tessera Technologies *                                8,500         166

 Texas Instruments                                     39,100        764

 Xilinx                                                44,300        1,215

                                                                     11,884

 Software  2.1%
Actuate *                                              7,600         24

 Adobe Systems                                         43,000        1,972

 Altiris *ss.                                          7,800         185

 Blackbaud *                                           1,200         13

 Catapult Communications *ss.                          4,800         115

 Concord Communications *ss.                           4,800         42

 Electronic Arts *                                     3,200         159

 FactSet Research Systems ss.                          9,200         410

 FileNet *ss.                                          15,500        304

 Internet Security Systems *ss.                        9,700         140

 Intuit *                                              46,400        1,962

 Jack Henry & Associates                               27,200        493

 Kronos *                                              14,549        622

 Magma Design Automation *ss.                          5,000         82

 Mercury Interactive *                                 2,900         100

 Microsoft                                             282,200       7,704

 Motive *                                              6,600         68

 NEC Soft (JPY)                                        9,100         215

 NetIQ *                                               14,052        135

 Open Solutions *                                      4,300         99

 Oracle *                                              33,900        338

 Progress Software *ss.                                8,700         175

 Quest Software *ss.                                   12,700        128

 Red Hat *                                             9,600         118

 RSA Security *ss.                                     13,200        197

 SAP (EUR)                                             6,200         905

 SAP ADR                                               41,200        1,502

 SPSS *ss.                                             5,200         72

 Symantec *                                            15,000        719

 Trend Micro (JPY)                                     5,500         241

 Verisity Ltd. *                                       3,700         19

 VERITAS Software *                                    36,150        604

 Verity *                                              13,800        158

                                                                     20,020

 Total Information Technology                                        71,478

MATERIALS  5.1%
 Chemicals  2.1%
 Agrium                                                122,200       1,900

 Airgas                                                32,800        730

 Arch Chemicals ss.                                    13,500        369

 BASF (EUR)                                            17,384        941

 Degussa (EUR)                                         23,358        825

 Dow Chemical                                          84,300        3,609

 DuPont                                                61,873        2,615

 Ferro                                                 14,600        300

 Hercules *                                            108,400       1,487

 IMC Global                                            23,100        368

 International Flavors & Fragrances                    51,500        1,984

 Kaneka (JPY)                                          32,000        306

 MacDermid                                             1,700         50

 Material Sciences *                                   6,900         88

 Minerals Technologies ss.                             10,700        601

 Mitsubishi Gas Chemical (JPY)                         76,000        323

 Potash Corp./Saskatchewan                             38,800        2,154

 Symyx Technologies *ss.                               5,800         110

 Teijin (JPY)                                          147,000       514

 Yara International (NOK) *                            7,149         64

                                                                     19,338

 Construction Materials  0.3%
 Aggregate (GBP)                                       249,655       395

 Boral (AUD) ss.                                       220,663       1,095

 Cemex (MXN)                                           111,583       634

 Heidelberger Zement (EUR)                             4,916         217

 Lafarge (EUR)                                         2,846         244

 RMC (GBP)                                             28,247        323

                                                                     2,908

 Containers & Packaging  0.0%
 Chesapeake Corp.                                      8,000         183

 Smurfit-Stone Container *                             1,700         30

                                                                     213

 Metals & Mining  2.3%
 Alcoa                                                 68,516        2,219

 Anglo American (GBP)                                  20,422        462

 BHP Billiton (AUD)                                    51,700        480

 Bluescope Steel (AUD)                                 201,336       1,117

 Gibraltar Steel ss.                                   3,000         96

 Lihir Gold (AUD) *ss.                                 137,620       100

 Meridian Gold *ss.                                    20,500        269

 Nippon Steel (JPY)                                    301,000       693

 NN, Inc. ss.                                          2,000         20

 Nucor                                                 116,100       9,090

 Phelps Dodge                                          72,000        5,872

 SSAB Svenskt Stal, Series A (SEK)                     33,581        589

 Steel Dynamics ss.                                    8,800         276

 Voestalpine (EUR) ss.                                 6,787         334

                                                                     21,617

 Paper & Forest Products  0.4%
 Buckeye Technologies *ss.                             18,900        202

 MeadWestvaco                                          55,000        1,658

 Weyerhaeuser                                          36,300        2,269

                                                                     4,129

 Total Materials                                                     48,205

 TELECOMMUNICATION SERVICES  1.8%
 Diversified Telecommunication Services  0.7%
 Cable & Wireless (GBP)                                69,571        135

 Royal KPN (EUR) ss.                                   84,967        653

 SBC Communications                                    46,200        1,191

 Sprint                                                126,600       2,491

 TDC (DKK)                                             12,838        453

 Tele Norte Leste ADR ss.                              32,300        443

 Tele2, Series B (SEK) ss.                             12,010        454

 Telenor (NOK)                                         94,902        687

 Telmex ADR                                            12,900        418

                                                                     6,925

 Wireless Telecommunication Services  1.1%
 America Movil ADR, Series L                           18,300        627

 Bouygues (EUR)                                        18,788        648

 China Unicom (HKD) ss.                                194,000       143

 KDDI (JPY)                                            174           839

 mmO2 (GBP) *                                          594,847       962

 Nextel Communications, Class A *                      112,400       2,606

 SK Telecom ADR ss.                                    10,890        206

 Smartone Telecommunications (HKD)                     133,000       144

 Spectrasite *                                         9,100         409

 Telecom Italia Mobile (EUR)                           174,046       927

 Total Access Communications *                         38,600        117

 Vodafone ADR                                          110,050       2,520

 Western Wireless, Class A *                           4,200         105

                                                                     10,253

 Total Telecommunication Services                                    17,178

 UTILITIES  1.6%
 Electric Utilities  1.2%
 Cleco ss.                                             7,400         130

 E.On (EUR)                                            22,047        1,566

 El Paso Electric *                                    7,100         109

 Exelon                                                52,100        1,920

 FirstEnergy                                           56,856        2,288

 Hong Kong Electric (HKD)                              51,000        228

 Iberdrola (EUR)                                       33,641        688

 TEPCO (JPY)                                           16,300        377

 Tohoku Electric Power (JPY)                           31,400        539

 TXU                                                   81,900        3,409

                                                                     11,254

 Gas Utilities  0.1%
 Australian Gas Light (AUD) ss.                        28,759        271

 Centrica (GBP)                                        199,404       884

 Toho Gas (JPY)                                        89,000        283

                                                                     1,438

 Multi-Utilities & Unregulated Power  0.3%
 Constellation Energy Group                            39,500        1,624

 RWE (EUR)                                             7,717         378

 United Utilities (GBP)                                41,597        411

                                                                     2,413

 Total Utilities                                                     15,105

 Total Common Stocks (Cost  $478,880)                                609,472

 PREFERRED STOCKS  0.2%
 Fresenius (EUR)                                       4,523         338

 News Corporation ADR                                  37,100        1,103

 Porsche (EUR)                                         934           569

 Total Preferred Stocks (Cost  $1,788)                               2,010

 CORPORATE BONDS  5.3%
 Abbott Laboratories, 5.625%, 7/1/06                   300,000       316

 ABN Amro Bank (Chicago), 7.125%, 6/18/07              300,000       328

 Ace Ina Holdings, 5.875%, 6/15/14                     330,000       345

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     575,000       607
5/30/07
 Alabama Power, 1.93%, 8/25/09                         295,000       295

 Alcan, 6.125%, 12/15/33                               345,000       354

 Allstate Financial Global Funding, 144A, 5.25%, 2/1/07285,000       300

 Amerada Hess, 7.875%, 10/1/29                         260,000       296

 AOL Time Warner, 7.625%, 4/15/31                      325,000       371

 Appalachian Power, 4.80%, 6/15/05                     355,000       360

 AT&T Broadband, 8.375%, 3/15/13                       440,000       532

 Baker Hughes, 6.875%, 1/15/29                         450,000       513

 Bank of America, 4.875%, 9/15/12                      530,000       538

 Bank One, 5.25%, 1/30/13                              550,000       563

 BB&T, 6.50%, 8/1/11                                   145,000       162

 Black Hills, 6.50%, 5/15/13                           320,000       330

 Boeing, 8.75%, 8/15/21                                465,000       612

British Telecommunications, 8.375%, 12/15/10           215,000       259

 Buckeye Partners, 6.75%, 8/15/33                      155,000       161

 Bunge Limited Finance, 4.375%, 12/15/08               405,000       409

 Canadian National Railways, 6.25%, 8/1/34             435,000       456

 Canadian Natural Resources, 7.20%, 1/15/32            560,000       655

 Capital One Bank, 6.50%, 6/13/13                      355,000       381

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        310,000       331

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        330,000       326

 Chancellor Media, 8.00%, 11/1/08                      195,000       222

 CIT Group
 2.875%, 9/29/06                                       185,000       184

 7.75%, 4/2/12                                         360,000       424

 Cleveland Electric Illumination, 5.65%, 12/15/13      315,000       322

 ConocoPhillips, 5.90%, 10/15/32                       500,000       509

 Countrywide Home Loans, 5.50%, 2/1/07                 360,000       379

 Cox Communications, 7.875%, 8/15/09                   400,000       441

 DaimlerChrysler, 6.50%, 11/15/13                      425,000       458

 Deutsche Telekom International Finance, STEP, 8.75%,  240,000       307
6/15/30
 Developers Diversified Realty, 3.875%, 1/30/09        285,000       280

 Devon Financing, 7.875%, 9/30/31                      280,000       337

 Dominion Resources, 5.00%, 3/15/13                    270,000       268

 Dow Chemical, 6.125%, 2/1/11                          245,000       267

 Duke Capital
 4.302%, 5/18/06                                       195,000       198

 6.25%, 2/15/13                                        340,000       362

 Encana Holdings Finance, 5.80%, 5/1/14                425,000       450

 Entergy Gulf States, 5.20%, 12/3/07                   325,000       328

 Exelon Generation, 5.35%, 1/15/14                     310,000       315

 Federated Department Stores, 6.625%, 4/1/11           325,000       363

 First Union, 6.40%, 4/1/08                            150,000       164

 Ford Motor Credit, 6.50%, 1/25/07                     815,000       867

 France Telecom, STEP, 8.75%, 3/1/11                   145,000       173

 Franklin Resources, 3.70%, 4/15/08                    110,000       110

 Fund American Companies, 5.875%, 5/15/13              385,000       395

 General Electric Capital
6.00%, 6/15/12                                         370,000       405

 6.125%, 2/22/11                                       535,000       589

 Genworth Financial, 5.75%, 6/15/14                    390,000       411

 GlaxoSmithKline, 5.375%, 4/15/34                      265,000       255

 GM, 8.375%, 7/15/33                                   425,000       451

 GM Acceptance, 7.25%, 3/2/11                          460,000       490

 Goldman Sachs Capital I, 6.345%, 2/15/34              815,000       817

 Halliburton, 144A, VR, 2.41%, 1/26/07                 410,000       410

 HBOS, 144A, 6.00%, 11/1/33                            345,000       346

 Hearst-Argyle, 7.00%, 1/15/18                         255,000       287

 Hertz, 4.70%, 10/2/06                                 165,000       169

 Highmark, 144A, 6.80%, 8/15/13                        165,000       180

 Hospira, 4.95%, 6/15/09                               400,000       411

 Household Finance, 6.375%, 11/27/12                   240,000       264

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              250,000       257

 IBM, 4.25%, 9/15/09                                   390,000       399

 International Lease Finance, 6.375%, 3/15/09          650,000       711

 International Speedway, 144A, 4.20%, 4/15/09          185,000       186

 IStar Financial, 4.875%, 1/15/09                      155,000       155

 John Deere Capital, 7.00%, 3/15/12                    370,000       427

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            190,000       214

 Kinder Morgan, 6.50%, 9/1/12                          365,000       397

 Kraft Foods, 5.625%, 11/1/11                          375,000       396

 Kroger, 8.05%, 2/1/10                                 410,000       481

 Lear, 144A, 5.75%, 8/1/14                             180,000       186

 Lennar, 144A, 5.50%, 9/1/14                           410,000       416

 Liberty Media, VR, 3.02%, 9/17/06                     415,000       420

 Marsh & McLennan, 3.625%, 2/15/08                     180,000       180

 Masco, 5.875%, 7/15/12                                500,000       536

 May Department Stores, 144A, 3.95%, 7/15/07           130,000       131

 MBNA America Bank, 4.625%, 8/3/09                     430,000       439

 McCormick, 6.40%, 2/1/06                              775,000       816

 MetLife, 6.125%, 12/1/11                              485,000       530

 Miller Brewing, 144A, 5.50%, 8/15/13                  505,000       526

 Morgan Stanley, 3.625%, 4/1/08                        585,000       586

Motorola, 7.625%, 11/15/10                             215,000       250

 Nationwide Financial Services, 5.90%, 7/1/12          435,000       467

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     220,000       220

 NLV Financial, 144A, 7.50%, 8/15/33                   245,000       260

 Northern Trust, 4.60%, 2/1/13                         215,000       213

 Office Depot, 6.25%, 8/15/13                          325,000       347

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            155,000       159

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      265,000       291

 144A, VR, 2.82%, 6/15/10                              400,000       405

 PG&E, VR, 2.30%, 4/3/06                               650,000       651

 Pinnacle West Capital, 6.40%, 4/1/06                  300,000       314

 Pioneer Natural Resource, 5.875%, 7/15/16             280,000       289

 Plains All American Pipeline, 7.75%, 10/15/12         555,000       644

 PPL Capital Funding, 4.33%, 3/1/09                    415,000       415

 Praxair, 2.75%, 6/15/08                               345,000       335

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 375,000       381

 Prudential Financial, 3.75%, 5/1/08                   300,000       301

 PSEG Power, 3.75%, 4/1/09                             280,000       274

 Public Service of New Mexico, 4.40%, 9/15/08          325,000       329

 Puget Sound Energy, VR, 1.90%, 10/14/04               425,000       425

 Pulte, 7.875%, 8/1/11                                 300,000       348

 R.R. Donnelley, 144A, 3.75%, 4/1/09                   230,000       227

 Reckson Operating Partnership, 5.15%, 1/15/11         350,000       350

 Rogers Cable, 5.50%, 3/15/14                          330,000       304

 SCA Coordination Center, 144A, 4.50%, 7/15/15         245,000       234

 Sealed Air, 144A, 5.375%, 4/15/08                     315,000       328

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 165,000       179

 Sempra Energy, 6.00%, 2/1/13                          340,000       365

 Simon Property Group, 3.75%, 1/30/09                  370,000       363

 SLM Corporation
 VR, 1.86%, 1/29/09                                    435,000       435

 VR, 4.18%, 4/1/09                                     310,000       311

 Sprint Capital, 6.90%, 5/1/19                         770,000       834

 Sungard Data Systems, 3.75%, 1/15/09                  215,000       212

Telecom Italia, 144A, 5.25%, 11/15/13                  425,000       432

 Telefonos De Mexico, 4.50%, 11/19/08                  190,000       190

 Telus, 8.00%, 6/1/11                                  265,000       310

 Transocean, 7.50%, 4/15/31                            230,000       272

 TXU Energy, VR, 2.38%, 1/17/06                        190,000       190

 Tyco International, 6.375%, 10/15/11                  445,000       487

 U.S. Bank, 2.85%, 11/15/06                            355,000       354

 U.S. Cellular, 6.70%, 12/15/33                        210,000       208

 Union Pacific, 6.50%, 4/15/12                         380,000       419

 United Airlines, ETC, 9.20%, 3/22/08 *                169,007       59

 UST, 6.625%, 7/15/12                                  470,000       526

 Verizon Global Funding, 7.75%, 12/1/30                320,000       378

 Webster Financial, 5.125%, 4/15/14                    395,000       398

 Wells Fargo, VR, 1.619%, 3/23/07                      475,000       476

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      215,000       225

 Weyerhaeuser, 6.75%, 3/15/12                          370,000       414

 Wyeth, 6.50%, 2/1/34                                  235,000       235

 XL Capital Finance, 6.50%, 1/15/12                    335,000       368

 XTO Energy, 6.25%, 4/15/13                            260,000       282

 Yum! Brands, 7.70%, 7/1/12                            400,000       471

 Total Corporate Bonds (Cost  $48,651)                               49,951

 ASSET-BACKED SECURITIES  0.8%
 Capital Auto Receivables Asset Trust, Series 2002-2
 Class CERT, 4.18%, 10/15/07                           404,212       408

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             177,106       178

 Series 2003-A, Class A4, 2.06%, 12/15/09              610,000       599

 CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12 361,568       363

 Citibank Credit Card Issuance Trust
 Series 2001-C1, Class C1, VR, 2.68%, 1/15/10          460,000       469

 Series 2004-C1, Class C1, VR, 2.04%, 7/15/13          1,025,000     1,025

 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              360,000       359

Series 2003-A, Class D, 4.06%, 10/15/10                160,000       162

 MBNA Master Credit Card Trust II, Series 2000-D
 Class C, 144A, 8.40%, 9/15/09                         850,000       954

 Morgan Stanley Auto Loan Trust, Series 2004-HB1
 Class C, VR, 2.88%, 10/15/11                          330,000       330

 Peco Energy Transition Trust, Series 2001-A
 Class A1, 6.52%, 12/31/10                             925,000       1,041

 Reliant Energy Transition Bond, Series 2001-1
 Class A4, 5.63%, 9/15/15                              775,000       834

 World Financial Network, Series 2003-A
 Class A2, VR, 1.97%, 5/15/12                          800,000       804

 Total Asset-Backed Securities (Cost  $7,400)                        7,526

 NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.8%
 Banc of America Commercial Mortgage, Series 2003-1,
Class A2
 CMO, 4.648%, 9/11/36                                  700,000       702

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.356%, 1/25/34    1,343,215     1,345

 Series 2004-A, Class 2A2, CMO, VR, 4.18%, 2/25/34     748,077       742

 Series 2004-D, Class 2A2, CMO, VR, 4.23%, 5/25/34     500,182       497

 BankBoston Home Equity Loan Trust, Series 1998-1
 Class A6, 6.35%, 2/25/13                              860,246       878

 Bear Stearns Commercial Mortgage Securities
 Series 2004-T14 Class A2, CMO, 4.17%, 1/12/41         1,700,000     1,724

 Centex Home Equity, Series 2004-C, Class M1
 VR, 2.095%, 6/25/34                                   850,000       850

 Chase Funding Mortgage Loan
 Series 2003-3, Class 1M1, 4.537%, 9/25/32             300,000       294

 Series 2002-1, Class 1A3, 5.039%, 12/25/23            255,043       255

 Series 2002-2, Class 1M1, 5.599%, 9/25/31             150,000       154

 Countrywide Asset-Backed Certificates
 Series 2004-6, Class 2A2, 1.64%, 11/25/34             800,000       800

 Series 2004-7, Class 2AV2, 2.00%, 10/25/32            400,000       400

 Series 2003-5, Class AF3, 3.613%, 4/25/30             620,000       624

 Countrywide Home Loans, Series 2003-60
 Class 2A1, CMO, VR, 5.065%, 2/25/34                   224,548       226

DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
CMO, VR,
 7.30%, 6/10/32                                        150,000       171

 GE Capital Commercial Mortgage, Series 2001-1
 Class A2, CMO, 6.531%, 3/15/11                        815,000       911

 GMAC Commercial Mortgage Securities, Series 2001-C2,
Class A2,
 CMO, 6.70%, 4/15/34                                   1,125,000     1,269

 Greenwich Capital Commercial Funding, Series 2004-GG1A
 Class A2, CMO, 3.835%, 10/8/08                        725,000       734

 JP Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      750,000       813

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       885,000       981

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, VR, 3.246%, 3/15/29    1,000,000     976

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    950,000       978

 Washington Mutual, Series 2004-AR1
 Class A, CMO, VR, 4.23%, 3/25/34                      445,893       443

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost  $16,655)                                                     16,767

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 6.6% U.S. Government Agency Obligations +/- 5.4% Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               949,003       951

 5.00%, 12/1/08 - 11/1/33                              3,380,244     3,414

 5.50%, 10/1 - 12/1/33                                 1,492,616     1,521

 6.00%, 4/1/24 - 11/1/25                               28,139        30

 6.50%, 10/1 - 12/1/08                                 25,356        27

 7.00%, 10/1/08 - 6/1/32                               551,418       586

 9.00%, 11/1/04                                        60            0

 ARM, 4.59%, 9/1/32                                    320,673       325

 CMO
 4.50%, 3/15/16                                        1,950,000     1,971

 5.50%, 4/15/28                                        1,625,000     1,671

 6.50%, 3/15/11                                        3,271,000     3,416

 CMO, IO

4.50%, 6/15/11 - 4/15/18                               2,186,201     241

 TBA, 6.00%, 1/1/33                                    1,168,000     1,210

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                7,451,340     7,469

 5.00%, 10/1/18 - 4/1/34                               3,579,242     3,615

 5.50%, 1/1/17 - 6/1/34                                10,580,252    10,881

 6.00%, 10/1/13                                        324,848       343

 6.50%, 8/1/08 - 12/1/32                               1,307,499     1,382

 7.00%, 2/1/30 - 4/1/32                                238,292       253

 8.00%, 5/1/07 - 6/1/10                                7,357         8

 8.50%, 8/1/06 - 11/1/21                               4,066         4

 CMO
 2.91%, 11/25/33                                       475,000       474

 3.50%, 4/25/13                                        600,000       604

 5.00%, 3/25/15                                        1,175,000     1,205

 5.50%, 7/25/28                                        153,416       153

 7.25%, 5/25/20                                        419,160       448

 CMO, IO
 5.50%, 11/25/28                                       504,242       49

 6.50%, 2/1/32                                         247,431       47

 TBA
 5.50%, 1/1/18 - 1/1/33                                2,998,000     3,072

 6.00%, 1/1/33                                         5,025,000     5,178

                                                                    50,548

 U.S. Government Obligations 1.2% Government National Mortgage Assn.
 5.00%, 7/15 - 9/15/33                                 6,288,685     6,294

 5.50%, 1/20 - 5/20/34                                 3,944,401     4,025

 6.00%, 5/15/17 - 2/20/34                              363,682       378

 6.50%, 1/15/26 - 2/15/29                              307,293       325

 7.00%, 3/15/13 - 9/20/27                              460,848       493

 7.50%, 2/15/16 - 1/15/30                              148,878       161

 8.00%, 9/15/22 - 10/20/25                             85,027        94

                                                                     11,770

Total U.S. Government & Agency Mortgage-Backed
Securities
 (Cost  $61,391)                                                     62,318

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  1.2%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          2,645,000     1,918

 European Investment Bank, 5.75%, 9/15/09 (AUD)        1,440,000     1,019

 Federal Republic of Germany
 5.00%, 1/4/12 (EUR)                                   525,000       690

 5.00%, 5/20/05 (EUR)                                  3,305,000     4,105

 Government of Canada, 5.25%, 6/1/12 (CAD)             2,650,000     2,120

 Republic of Chile, 5.50%, 1/15/13                     315,000       331

 Republic of Italy, 5.875%, 8/14/08 (AUD)              325,000       230

 Republic of South Africa, 6.50%, 6/2/14               210,000       222

 United Mexican States
 6.375%, 1/16/13                                       390,000       410

 VR, 2.29 %, 1/13/09 ss.                               290,000       295

 Total Foreign Government Obligations & Municipalities
 (Cost  $10,629)                                                     11,340

 U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 7.6% U.S. Government Agency Obligations +/- 1.8%
 Federal Home Loan Bank, 5.75%, 5/15/12 ss.            1,500,000     1,637

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                    1,725,000     1,696

 4.625%, 2/15/07 (EUR)                                 2,770,000     3,518

 5.125%, 7/15/12                                       705,000       742

 Federal National Mortgage Assn.
 3.25%, 8/15/08                                        330,000       328

 3.375%, 12/15/08 ss.                                  3,065,000     3,054

 4.125%, 4/15/14 ss.                                   965,000       932

 4.375%, 9/15/12 ss.                                   860,000       861

 5.125%, 1/2/14 ss.                                    310,000       316

6.00%, 5/15/11 ss.                                     1,685,000     1,866

 7.125%, 1/15/30 ss.                                   1,270,000     1,561

 Resolution Funding, 8.125%, 10/15/19                  210,000       286

                                                                     16,797

 U.S. Treasury Obligations  5.8%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                     590,000       628

 6.00%, 2/15/26 ss.                                      1,535,000     1,737

 6.125%, 8/15/29 ss.                                     165,000       191

 6.25%, 8/15/23 - 5/15/30 ss.                            2,600,000     3,054

 6.375%, 8/15/27 ss.                                     965,000       1,144

 7.50%, 11/15/16 ss.                                     2,160,000     2,772

 U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2,088,031 2,166 1/15/25 ss. U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 2,173,565 2,219

 U.S. Treasury Notes
 1.50%, 2/28/05 - 3/31/06                              1,745,000     1,742

 2.125%, 10/31/04 ss.                                  1,770,000     1,772

 2.375%, 8/31/06                                       15,900,000    15,888

 3.25%, 8/15/07 ss.++                                   2,830,000     2,871

 3.375%, 12/15/08 ss.                                   1,530,000     1,544

 3.50%, 11/15/06 ss.                                    12,780,000    13,055

 4.75%, 11/15/08 ss.                                    2,595,000     2,760

 5.00%, 8/15/11 ss.++                                   1,465,000     1,576

 5.875%, 11/15/04 ss.                                   55,000        55

                                                                      55,174

 Total U.S. Government Agency Obligations (excluding
Mortgage-
 Backed) (Cost  $69,542)                                             71,971

 MUNICIPAL BONDS  0.5%
 California
 Economic Recovery
 5.00%, 7/1/23 (Tender 7/1/07)                         190,000       206

 5.00%, 7/1/23 (Tender 7/1/08)                         205,000       224

 California, GO, 5.25%, 4/1/34                         205,000       211

Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                          240,000       239

 Massachusetts, GO, 5.50%, 1/1/13 (MBIA Insured)       970,000       1,109

 New York State Urban Dev. Corp., Corrections & Youth
Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                         455,000       496

 North Carolina, GO, 5.25%, 3/1/13                     1,245,000     1,416

 Oregon, Taxable Pension, GO, 5.892%, 6/1/27           130,000       137

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (MBIA Insured) (Tender 2/1/12)                        850,000       945

 Total Municipal Bonds (Cost  $4,929)                                4,983

 DOMESTIC BOND MUTUAL FUNDS  6.3%
 T. Rowe Price Institutional High Yield Fund, 7.46% p+ 5,490,032     59,402

 Total Domestic Bond Mutual Funds (Cost  $57,717)                    59,402

 SHORT-TERM INVESTMENTS  5.8%
 Money Market Fund  5.8%
 T. Rowe Price Reserve Investment Fund, 1.51% #        54,521,255    54,521

 Total Short-Term Investments (Cost  $54,521)                        54,521

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures               (43)
contracts (2)
 Total Futures Contracts                                             (43)

 SECURITIES LENDING COLLATERAL  10.1%
 Money Market Pooled Account  1.1%
 Investment in money market pooled account managed by
JP Morgan
 Chase Bank, London, 1.54% #                           10,668,910    10,669

 Money Market Trust  9.0%
 State Street Bank and Trust Company of New Hampshire
N.A.
 Securities Lending Quality Trust units, 1.49% #       84,442,597    84,442

 Total Securities Lending Collateral (Cost  $95,111)                 95,111

Total Investments in Securities
 110.8% of Net Assets (Cost $907,214)                  $          1,045,329



 (1)    Denominated in U.S. dollars unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on
        loan at August 31, 2004 - See Note 2
 +/-    The issuer is a publicly-traded company that operates
        under a congressional charter; its securities are neither
        issued nor guaranteed by the U.S. government
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.
 +      Affiliated company - See Note 2.
 p      SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $7,785 and represents 0.8% of net assets
 *      In default with respect to payment of interest.
 ADR    American Depository Receipts
 ADS    American Depository Shares
 ARM    Adjustable Rate Mortgage
 AUD    Australian dollar
 CAD    Canadian dollar
 CHF    Swiss franc
 CMO    Collateralized Mortgage Obligation
 DKK    Danish krone
 ETC    Equipment Trust Certificate
 EUR    Euro
 FSA    Financial Security Assurance Inc.
 GBP    British pound
 GDR    Global Depository Receipts
 GDS    Global Depository Shares
 GO     General Obligation
 HKD    Hong Kong dollar
 IO     Interest Only security for which the fund receives
        interest on notional principal (par)
 JPY    Japanese yen
MBIA    MBIA Insurance Corp.
 MXN    Mexican peso
 MYR    Malaysian ringgit
 NOK    Norwegian krone
 NZD    New Zealand dollar
 REIT   Real Estate Investment Trust
 SEK    Swedish krona
 SGD    Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA    To Be Announced security was purchased on a forward commitment basis
 VR     Variable Rate


 (2) Open Futures Contracts at August 31,
2004 were as follows:
 ($ 000s)                                   Expiration    Contract  Unrealized
                                                          Value     Gain (Loss)

 Short, 97 five year U.S. Treasury Note
 contracts, $131 par of U.S. Treasury Notes
 pledged as initial margin                  12/04      $  (10,735)   $  (48)

 Short, 14 ten year U.S. Treasury Note
 contracts, $32 par of U.S. Treasury Notes
 pledged as initial margin                  12/04         (1,572)       (11)

 Short, 8 U.S. Treasury Bond contracts,
 $27 par of U.S. Treasury Notes
 pledged as initial margin                  12/04         (890)         (10)

 Net payments (receipts) of variation
 margin to date                                                         26

 Variation margin receivable (payable)
 on open futures contracts                                           $  (43)



The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Personal Strategy Balanced Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2004, the value of loaned securities was $92,897,000; aggregate collateral consisted of $95,111,000 in money market pooled accounts and U.S. government securities valued at $637,000.

Affiliated Companies The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At August 31, 2004, the fund's investment in the T. Rowe Price Institutional High Yield Fund was its only affiliated holding and represented 5.7% of the value of the fund's investments in securities.

NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $907,214,000. Net unrealized gain aggregated $138,088,000 at period-end, of which $151,039,000 related to appreciated investments and $12,951,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets.



 T. Rowe Price Personal Strategy Growth Fund
 (Unaudited) August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                        Shares/$Par   Value
 (Cost and value in $ 000s)

 COMMON STOCKS  83.8%
 CONSUMER DISCRETIONARY  12.0%
 Auto Components  0.2%
 Autoliv GDR (SEK) ss.                                 16,200        676

 Keystone Automotive *ss.                              4,900         109

 Koito Manufacturing (JPY) ss.                         38,000        326

 Strattec Security *ss.                                1,400         87

                                                                     1,198

 Automobiles  1.3%
 Ford Motor                                            177,500       2,505

 Fuji Heavy Industries (JPY) ss.                       40,000        203

 Harley-Davidson                                       34,100        2,081

 Honda (JPY)                                           9,400         469

 Peugeot (EUR)                                         6,076         365

 Renault (EUR)                                         5,996         482

 Toyota Motor (JPY)                                    49,500        1,961

 Winnebago ss.                                         700           22

                                                                     8,088

 Distributors  0.0%
 Cycle & Carriage (SGD)                                18,758        76

                                                                     76

 Hotels, Restaurants & Leisure  1.7%
 Applebee's                                            5,662         136

 BJ's Restaurants *ss.                                 4,000         59

 Carnival                                              50,500        2,312

 CEC Entertainment *                                   4,400         148

 Compass (GBP)                                         28,211        158

 Hilton Group (GBP)                                    44,458        209

 International Game Technology                         75,300        2,173

 Marriott, Class A                                     1,200         57

 McDonald's                                            23,500        635

 Mitchells & Butlers (GBP)                             53,360        248

 PF Chang's China Bistro *ss.                          3,300         138

Red Robin Gourmet Burgers *ss.                         2,300         81

 Ruby Tuesday                                          7,500         203

 Sonic *                                               12,262        274

 Starbucks *                                           21,400        925

 Starwood Hotels & Resorts Worldwide, Class B          38,900        1,719

 The Cheesecake Factory *ss.                           8,100         335

 Whitbread (GBP)                                       33,780        497

                                                                     10,307

 Household Durables  1.3%
 Fortune Brands                                        9,900         724

 Harman International                                  900           87

 Jarden Corporation *ss.                               9,700         294

 Newell Rubbermaid                                     181,400       3,905

 Persimmon (GBP)                                       26,816        324

 Philips Electronics (EUR)                             12,448        287

 Pioneer (JPY)                                         18,200        401

 SEB (EUR)                                             1,275         134

 Sony (JPY)                                            22,400        777

 Thomson (EUR)                                         33,418        635

 Tupperware                                            35,300        603

                                                                     8,171

 Internet & Catalog Retail  0.4%
 Amazon.com *                                          4,400         168

 eBay *                                                24,100        2,085

 J. Jill Group *ss.                                    1,700         31

 priceline.com *ss.                                    4,800         100

                                                                     2,384

 Leisure Equipment & Products  0.5%
 Brunswick                                             11,400        448

 Eastman Kodak                                         62,700        1,855

 Heiwa (JPY)                                           9,800         146

 MarineMax *                                           5,800         114

 Noritsu Koki (JPY)                                    7,600         164

 Polaris Industries ss.                                4,500         212

 SCP Pool                                              4,650         196

                                                                     3,135

 Media  3.6%
 Aegis (GBP)                                           197,031       297

 Astro All Asia, 144A (MYR) *                          89,700        106

 British Sky Broadcasting (GBP)                        29,288        252

 Clear Channel Communications                          27,178        911

 Comcast, Class A *                                    106,957       3,013

 Comcast, Special Class A *                            52,600        1,460

 Disney                                                89,800        2,016

 EchoStar Communications, Class A *                    36,900        1,131

 Emmis Communications, Class A *ss.                    5,200         100

 Entercom Communications *                             2,000         75

 Gestevision Telecino (EUR) *                          4,100         64

 Getty Images *                                        1,500         83

 Liberty Media, Class A *                              108,604       968

 Liberty Media, Series A *ss.                          6,480         219

 McGraw-Hill                                           1,900         144

 New York Times, Class A                               62,700        2,547

 News Corporation (AUD)                                35,859        279

 News Corporation ADR ss.                              2,400         75

 Omnicom                                               7,800         537

 Publicis (EUR)                                        14,071        380

 Scholastic *                                          12,500        366

 Scripps, Class A                                      16,600        1,698

 Singapore Press (SGD)                                 35,000        88

 Time Warner *                                         99,500        1,627

 Viacom, Class B                                       65,588        2,185

 Washington Post, Class B                              568           493

 WPP Group ADR ss.                                     6,400         289

 Young Broadcasting, Class A *ss.                      3,500         40

                                                                     21,443

 Multiline Retail  0.9%
 Big Lots *                                            6,100         75

 Family Dollar Stores                                  3,200         85

 Kohl's *                                              1,300         64

Neiman Marcus, Class A                                 1,600         85

 Nordstrom                                             49,400        1,834

 Target                                                70,500        3,143

                                                                     5,286

 Specialty Retail  2.0%
 AC Moore Arts & Crafts *                              2,800         57

 AnnTaylor Stores *                                    16,950        410

 Best Buy                                              38,900        1,810

 Charles Voegele (CHF)                                 4,168         134

 Christopher & Banks ss.                               7,375         130

 Dixons (GBP)                                          118,483       336

 Esprit Holdings (HKD)                                 43,500        210

 Home Depot                                            126,850       4,638

 Hot Topic *                                           7,300         110

 Kesa Electricals (GBP)                                12,958        66

 Linens 'n Things *                                    5,900         148

 Monro Muffler Brake *                                 6,100         125

 Nobia (SEK)                                           23,908        286

 The Finish Line, Class A ss.                          1,900         55

 Toys "R" Us *                                         209,200       3,397

 Ultimate Electronics *ss.                             3,400         8

                                                                     11,920

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR)                                  2,511         323

 Culp *ss.                                             2,000         15

 Unifi *ss.                                            8,400         16

 World Company (JPY) ss.                               6,000         184

 Yue Yuen Industrial (HKD) ss.                         119,000       287

                                                                     825

 Total Consumer Discretionary                                        72,833

 CONSUMER STAPLES  6.0%
 Beverages  0.7%
 Allied Domecq (GBP)                                   54,635        437

 Asahi Breweries (JPY)                                 12,000        114

Coca-Cola                                              27,900        1,248

 Kirin Brewery (JPY)                                   47,000        426

 Lion Nathan (NZD)                                     73,349        368

 PepsiCo                                               34,200        1,710

                                                                     4,303

 Food & Staples Retailing  2.0%
 Carrefour (EUR)                                       5,763         271

 Casey's General Stores ss.                            18,700        309

 Casino Guichard-Perrachon (EUR) ss.                   7,827         618

 Coles Myer (AUD)                                      43,112        274

 CVS                                                   104,400       4,176

 J Sainsbury (GBP)                                     65,452        307

 Matsumotokiyoshi (JPY)                                9,000         231

 METRO (EUR)                                           17,418        809

 Performance Food Group *ss.                           11,400        251

 Sysco                                                 21,100        678

 Tesco (GBP)                                           92,824        445

 Wal-Mart                                              57,600        3,034

 Wal-Mart de Mexico, Series V (MXN)                    171,800       548

 Wild Oats Markets *                                   7,200         63

 York-Benimaru (JPY) ss.                               9,000         226

                                                                     12,240

 Food Products  1.4%
 American Italian Pasta, Class A ss.                   3,300         89

 Associated British Foods (GBP)                        32,797        370

 Campbell Soup                                         60,600        1,573

 General Mills                                         51,220        2,420

 Koninklijke Wessanen GDS (EUR)                        23,413        329

 Nestle (CHF)                                          4,790         1,135

 Seneca Foods, Class A *                               2,200         40

 Seneca Foods, Class B *                               700           13

 Unilever N.V. (GBP)                                   100,162       860

 Unilever N.V. ADS                                     26,100        1,568

                                                                     8,397

 Household Products  0.8%
Colgate-Palmolive                                      47,000        2,538

 Kimberly-Clark                                        21,100        1,407

 Procter & Gamble                                      12,200        683

                                                                     4,628

 Personal Products  0.1%
 Chattem *ss.                                          2,400         73

 Gillette                                              9,100         387

 L'Oreal (EUR)                                         3,051         203

                                                                     663

 Tobacco  1.0%
 Altria Group                                          95,750        4,687

 UST                                                   36,800        1,477

                                                                     6,164

 Total Consumer Staples                                              36,395

 ENERGY  6.1%
 Energy Equipment & Services  2.3%
 Atwood Oceanics *ss.                                  5,000         209

 Baker Hughes                                          130,000       5,113

 BJ Services *                                         27,500        1,321

 Cooper Cameron *ss.                                   1,500         76

 FMC Technologies *                                    16,300        501

 Grant Prideco *                                       30,100        550

 Hanover Compressor *ss.                               15,100        174

 Hydril *ss.                                           3,000         107

 Key Energy Services *                                 5,100         52

 Lone Star Technologies *                              3,100         95

 National Oilwell *                                    22,400        670

 Schlumberger                                          39,800        2,460

 Seacor Smit *ss.                                      8,400         363

 Smedvig, Series A (NOK)                               9,418         111

 Smith International *                                 36,100        2,057

 W-H Energy Services *                                 4,300         81

                                                                     13,940

 Oil & Gas  3.8%
BP (GBP)                                               68,054        605

 BP ADR                                                85,194        4,575

 ChevronTexaco                                         30,107        2,935

 Eni (EUR)                                             65,423        1,340

 ExxonMobil                                            60,142        2,773

 Forest Oil *ss.                                       14,700        383

 Marathon Oil                                          64,800        2,350

 Murphy Oil                                            1,900         143

 Noble Energy                                          8,000         412

 Norsk Hydro (NOK)                                     5,685         355

 OMV (EUR)                                             400           92

 Petrobras ADR ss.                                     29,800        831

 Shell Transport & Trading (GBP)                       144,710       1,058

 Shell Transport & Trading ADR                         10,500        465

 Statoil ASA (NOK)                                     62,878        804

 Tonen General Sekiyu (JPY) ss.                        20,000        168

 Total, Series B (EUR)                                 8,179         1,595

 Ultra Petroleum *ss.                                  4,500         187

 Unocal                                                49,200        1,837

 Woodside Petroleum (AUD)                              22,439        286

                                                                     23,194

 Total Energy                                                        37,134

 FINANCIALS  18.3%
 Capital Markets  3.4%
 Affiliated Managers Group *ss.                        4,700         231

 AmeriTrade *                                          58,900        671

 Bank of New York                                      28,100        837

 Charles Schwab                                        24,050        227

 Credit Suisse Group (CHF) *                           17,751        555

 Deutsche Bank (EUR)                                   7,904         538

 Franklin Resources                                    25,200        1,342

 Goldman Sachs Group                                   18,700        1,676

 Investor's Financial Services ss.                     6,600         306

 Legg Mason                                            16,500        1,331

Macquarie Bank (AUD)                                   17,090        410

 Mellon Financial                                      147,400       4,254

 Merrill Lynch                                         35,900        1,833

 Morgan Stanley                                        24,300        1,233

 National Financial Partners ss.                       2,700         93

 Nomura (JPY)                                          25,000        346

 Northern Trust                                        34,700        1,494

 Piper Jaffray Cos *ss.                                9,900         427

 State Street                                          62,900        2,839

                                                                     20,643

 Commercial Banks  5.0%
 ABN Amro Holdings (EUR)                               28,851        613

 Alliance & Leicester (GBP)                            32,124        519

 Australia & New Zealand Banking (AUD)                 81,787        1,061

 Banca Intesa (EUR)                                    122,626       450

 Banco Santander Central Hispano (EUR)                 70,977        695

 Banco Santander Chile ADR                             16,779        458

 Bank Austria Creditanstalt (EUR) ss.                  9,366         595

 Bank of America                                       111,600       5,020

 Bank of Yokohama (JPY)                                97,000        578

 Barclays (GBP)                                        183,188       1,699

 BNP Paribas (EUR) ss.                                 18,822        1,141

 Boston Private Financial ss.                          4,700         115

 Chittenden                                            16,100        578

 Citizens Banking ss.                                  14,000        448

 DBS Group (SGD)                                       27,304        249

 Dexia (EUR)                                           20,300        350

 Glacier Bancorp ss.                                   4,154         117

 Grupo Financiero Banorte (MXN) ss.                    222,931       879

 HBOS (GBP)                                            60,508        741

 HSBC (GBP)                                            40,302        627

 Jyske (DKK) *                                         5,278         321

 Mitsubishi Tokyo Financial (JPY) ss.                  44            398

 National Australia Bank (AUD)                         44,603        840

 NORDEA (SEK)                                          133,049       1,021

Pinnacle Financial Partners *ss.                       300           6

 Provident Bankshares                                  8,900         282

 Royal Bank of Scotland (GBP)                          58,897        1,643

 Sandy Spring Bancorp ss.                              5,000         166

 SEB, Series A (SEK)                                   39,188        552

 Signature Bank *ss.                                   800           21

 Southwest Bancorp ss.                                 18,600        392

 Sumitomo Mitsui Financial (JPY) ss.                   97            588

 Svenska Handelsbanken, Series A (SEK)                 37,123        713

 Texas Capital Bancshares *ss.                         7,400         125

 The 77 Bank (JPY)                                     48,000        290

 U.S. Bancorp                                          108,100       3,189

 UniCredito Italiano (EUR)                             95,925        460

 Valley National Bancorp ss.                           13,509        350

 Wells Fargo                                           29,900        1,757

 WestAmerica ss.                                       9,300         490

                                                                     30,537

 Consumer Finance  1.1%
 AIFUL (JPY)                                           4,600         462

 American Express                                      100,200       5,012

 SLM Corporation                                       37,700        1,471

                                                                     6,945

 Diversified Financial Services  1.8%
 Assured Guaranty                                      17,600        282

 Citigroup                                             158,703       7,392

 ING Groep GDS (EUR)                                   25,584        625

 J.P. Morgan Chase                                     65,224        2,582

                                                                     10,881

 Insurance  4.3%
 Aioi Insurance (JPY)                                  39,000        171

 Allianz (EUR)                                         5,554         536

 American International Group                          105,562       7,520

 Aspen Insurance Holdings                              7,300         172

 Aviva (GBP)                                           33,226        318

 Bristol West Holdings ss.                             7,200         119

Brown & Brown ss.                                      3,200         144

 CNP Assurances (EUR) ss.                              10,976        666

 Genworth Financial, Class A *                         95,500        2,171

 Hannover Rueckversicherung (EUR)                      7,335         237

 Harleysville Group                                    2,500         50

 Hartford Financial Services                           24,500        1,498

 Horace Mann Educators                                 15,900        270

 Infinity Property & Casualty ss.                      8,800         241

 Insurance Australia Group (AUD)                       74,039        266

 Markel *ss.                                           1,000         294

 Marsh & McLennan                                      24,800        1,108

 Mitsui Sumitomo Insurance (JPY)                       40,000        355

 Ohio Casualty *                                       23,300        469

 PartnerRe                                             6,500         334

 QBE Insurance (AUD) ss.                               59,777        535

 Royal & Sun Alliance (GBP)                            223,109       285

 SAFECO ss.                                            62,700        3,020

 Selective Insurance ss.                               6,600         228

 St. Paul Companies                                    58,150        2,017

 Triad Guaranty *ss.                                   2,200         123

 Unipol (EUR) ss.                                      103,519       393

 UnumProvident                                         63,300        1,024

 W. R. Berkley                                         4,600         186

 XL Capital                                            19,100        1,341

                                                                     26,091

 Real Estate  1.6%
 Arden Realty, REIT                                    6,500         213

 China Overseas Land (HKD)                             1,010,000     199

 Corio (EUR)                                           7,139         314

 EastGroup Properties, REIT ss.                        8,300         280

 Essex Property Trust, REIT                            800           59

 Federal Realty Investment Trust, REIT                 41,800        1,897

 Gables Residential Trust, REIT ss.                    6,800         226

 General Property Trust, Equity Units (AUD)            199,346       500

 Goldcrest (JPY)                                       6,240         409

LaSalle Hotel Properties, REIT                         3,700         105

 Manufactured Home Communities, REIT                   2,600         87

 Mirvac (AUD)                                          71,258        228

 Parkway Properties, REIT ss.                          4,600         217

 Reckson Associates Realty, REIT                       51,192        1,505

 Simon Property Group, REIT                            40,540        2,268

 Sun Hung Kai Properties (HKD)                         46,000        428

 Washington Real Estate, REIT                          9,100         276

 Westfield Group (AUD) ss.                             21,743        237

 Wheelock (HKD)                                        126,000       179

                                                                    9,627

 Thrifts & Mortgage Finance  1.1%
 Bradford & Bingley (GBP)                              84,006        432

 Fannie Mae                                            55,400        4,124

 Frankfort First                                       500           12

 Freddie Mac                                           19,600        1,316

 Hypo Real Estate (EUR) *                              19,995        640

                                                                     6,524

 Total Financials                                                    111,248

 HEALTH CARE  9.7%
 Biotechnology  1.2%
 Abgenix *ss.                                          800           8

 Alexion Pharmaceutical *ss.                           2,500         41

 Alkermes *ss.                                         7,700         82

 Amgen *                                               51,700        3,065

 Amylin Pharmaceuticals *ss.                           3,800         75

 Anadys Pharmaceuticals *                              4,300         29

 Biogen Idec *                                         11,400        676

 Cephalon *ss.                                         2,905         137

 CSL Limited (AUD) ss.                                 4,814         88

 Cubist Pharmaceuticals *ss.                           8,200         64

 CV Therapeutics *ss.                                  900           11

 Cytogen *ss.                                          3,000         31

 Cytokinetics *ss.                                     500           5

deCODE GENETICS *ss.                                   4,400         25

 Dynavax Technologies *ss.                             3,000         14

 Exelixis *                                            8,800         69

 Genentech *                                           12,000        585

 Gilead Sciences *                                     21,200        1,465

 MedImmune *                                           6,000         143

 Memory Pharmaceuticals *ss.                           2,800         20

 Myriad Genetics *ss.                                  8,000         130

 Neurocrine Biosciences *                              4,100         204

 NPS Pharmaceuticals *ss.                              2,600         55

 ONYX Pharmaceuticals *                                5,300         197

 OSI Pharmaceuticals *ss.                              400           24

 Rigel Pharmaceuticals *ss.                            2,900         60

 Trimeris *ss.                                         3,800         46

 Vertex Pharmaceuticals *ss.                           15,216        148

                                                                     7,497

 Health Care Equipment & Supplies  1.5%
 Advanced Neuromodulation Systems *ss.                 5,500         161

 Analogic ss.                                          3,500         144

 Baxter International                                  73,100        2,233

 Biomet                                                9,400         429

 Boston Scientific *                                   33,700        1,204

 DJ Orthopedics *                                      6,000         127

 Edwards Lifesciences *ss.                             5,300         187

 Elekta, Series B (SEK) *                              10,253        233

 EPIX Medical *ss.                                     2,200         44

 Guidant                                               8,200         490

 Integra LifeServices Holdings *ss.                    7,400         221

 Matthews International, Class A                       11,000        389

 Medtronic                                             37,900        1,886

 NuVasive *ss.                                         4,800         46

 ResMed *ss.                                           300           14

 St. Jude Medical *                                    6,000         404

 Steris *                                              8,800         201

 Stryker                                               13,500        612

Thoratec *ss.                                          4,800         47

 Wilson Greatbatch Technologies *ss.                   4,300         70

                                                                     9,142

 Health Care Providers & Services  2.3%
 Alliance UniChem (GBP)                                37,213        452

 AmerisourceBergen                                     36,500        1,975

 Anthem *                                              9,000         731

 Celesio (EUR)                                         6,731         446

 Henry Schein *                                        6,300         392

 LabOne *                                              2,800         82

 Lifeline Systems *                                    5,700         127

 LifePoint Hospitals *ss.                              1,200         35

 Medco *                                               4,903         153

 Sunrise Senior Living *ss.                            11,000        390

 Suzuken (JPY)                                         5,100         140

 Symbion *ss.                                          1,600         26

 United Surgical Partners International *ss.           9,100         328

 UnitedHealth Group                                    90,100        5,958

 WellChoice *                                          3,500         125

 WellPoint Health Networks *                           24,800        2,435

                                                                      13,795

 Pharmaceuticals  4.7%
 Abbott Laboratories                                   18,000        750

 Able Laboratories *ss.                                2,200         47

 AstraZeneca ADR                                       14,500        675

 Atherogenics *ss.                                     7,200         121

 Eisai (JPY)                                           10,900        312

 Eli Lilly                                             11,600        736

 Eon Labs *ss.                                         3,400         86

 Forest Laboratories *                                 37,000        1,696

 Galen (GBP)                                           26,385        278

 GlaxoSmithKline (GBP)                                 50,400        1,028

 GlaxoSmithKline ADR ss.                               8,300         341

 Hisamitsu Pharmaceutical (JPY)                        13,000        239

 Inspire Pharmaceuticals *ss.                          8,900         129

Johnson & Johnson                                      41,100        2,388

 Kobayashi Pharmaceutical (JPY) ss.                    7,600         192

 Medicines Company *ss.                                2,900         73

 Merck                                                 40,700        1,830

 Nektar Therapeutics *ss.                              1,300         17

 Novartis (CHF)                                        38,253        1,771

 Noven Pharmaceuticals *                               9,700         184

 Novo Nordisk, Series B (DKK)                          3,553         190

 Pfizer                                                194,732       6,362

 Sanofi-Aventis (EUR) ss.                              12,542        892

 Sanofi-Synthelabo (EUR) ss.                           6,021         429

 Schering-Plough                                       144,100       2,660

 Takeda Chemical Industries (JPY)                      10,100        458

 Teva Pharmaceutical ADR                               28,900        787

 Wyeth                                                 109,860       4,018

                                                                     28,689

 Total Health Care                                                   59,123

 INDUSTRIALS & BUSINESS SERVICES  10.9%
 Aerospace & Defense  1.4%
 Armor Holdings *                                      11,800        419

 European Aeronautic Defense & Space (EUR) ss.         21,203        555

 General Dynamics                                      8,000         781

 Honeywell International                               30,500        1,097

 Lockheed Martin                                       99,500        5,351

 Mercury Computer Systems *                            6,200         168

 Rockwell Collins                                      4,600         158

                                                                     8,529

 Air Freight & Logistics  0.6%
 EGL *ss.                                              14,200        344

 Expeditors International of Washington                900           44

 Pacer International *ss.                              6,800         106

 Ryder System                                          3,500         153

 TPG (EUR) ss.                                         14,377        333

 UPS, Class B                                          34,200        2,498

UTi Worldwide ss.                                      7,300         375

                                                                     3,853

 Airlines  0.0%
 Frontier Airlines *ss.                                5,200         47

 Midwest Express Holdings *ss.                         3,000         10

 Qantas Airways (AUD)                                  51,510        124

                                                                     181

 Building Products  0.1%
 Pilkington (GBP)                                      216,633       347

 Quixote ss.                                           1,800         35

 Trex *ss.                                             4,000         173

                                                                     555

 Commercial Services & Supplies  2.2%
 Apollo Group, Class A *                               25,900        2,020

 Cendant                                               38,700        837

 Central Parking ss.                                   12,800        208

 ChoicePoint *                                         8,200         346

 Consolidated Graphics *ss.                            9,100         372

 Education Management *                                1,400         41

 Electro Rent ss.                                      4,300         43

 First Advantage, Class A *ss.                         1,900         34

 G & K Services, Class A                               7,500         273

 Glory (JPY) ss.                                       7,400         110

 H&R Block                                             24,000        1,158

 Herman Miller ss.                                     12,800        322

 Intersections *ss.                                    600           8

 Ionics *ss.                                           11,000        288

 KForce.com *ss.                                       12,900        85

 Layne Christensen *ss.                                3,500         53

 LECG *ss.                                             7,200         115

 R.R. Donnelley                                        93,700        2,879

 Resources Connection *ss.                             9,400         308

 SOURCECORP *ss.                                       5,800         129

 Tetra Tech *                                          13,614        242

 Waste Management                                      124,443       3,458

West Corporation *ss.                                  3,900         101

                                                                     13,430

 Construction & Engineering  0.4%
 Acciona (EUR)                                         7,438         458

 AMEC (GBP)                                            69,998        401

 Balfour Beatty (GBP)                                  66,873        320

 Downer EDI (AUD) ss.                                  63,686        170

 Insituform Technologies, Class A *ss.                 5,700         101

 JGC (JPY) ss.                                         29,000        277

 NCC AB, Series B (SEK)                                39,245        401

                                                                     2,128

 Electrical Equipment  0.2%
 A.O. Smith ss.                                        16,300        398

 American Superconductor *ss.                          1,600         19

 Artesyn Technologies *ss.                             10,000        85

 Draka (EUR) ss.                                       7,369         89

 Sumitomo Electric Industries (JPY)                    29,000        267

 Woodward Governor                                     700           41

                                                                     899

 Industrial Conglomerates  3.0%
 3M                                                    23,500        1,936

 DCC (EUR)                                             18,829        330

 GE                                                    173,400       5,686

 Hutchison Whampoa (HKD)                               89,200        700

 Sembcorp (SGD)                                        514,000       394

 Siemens (EUR)                                         13,852        949

 Tyco International                                    263,698       8,259

                                                                     18,254

 Machinery  1.8%
 Actuant Corporation, Class A *ss.                     8,580         325

 Danaher                                               79,300        4,077

 Deere                                                 42,000        2,657

 Fanuc (JPY)                                           7,400         396

 Graco                                                 9,550         298

 Guinness Peat Group (NZD)                             163,397       209

Harsco                                                 10,800        485

 IDEX                                                  3,300         101

 Lindsay Manufacturing ss.                             9,800         245

 Mitsubishi Heavy Industries (JPY)                     108,000       294

 Pall                                                  44,900        1,094

 Reliance Steel & Aluminum ss.                         1,900         72

 Saurer (CHF) *                                        3,633         184

 SKF, Series B (SEK)                                   7,174         265

 Toro ss.                                              3,800         248

                                                                     10,950

 Marine  0.1%
 Nippon Yusen (JPY)                                    112,000       582

                                                                     582

 Road & Rail  1.0%
 Arriva (GBP)                                          49,971        388

 Burlington Northern Santa Fe                          62,700        2,245

 Genesee & Wyoming, Class A *ss.                       1,700         38

 Heartland Express ss.                                 6,859         120

 Knight Transportation *                               21,450        427

 Nippon Express (JPY)                                  48,000        248

 Norfolk Southern                                      90,300        2,564

 Overnite ss.                                          5,000         152

                                                                     6,182

 Trading Companies & Distributors  0.1%
 Mitsubishi (JPY)                                      52,000        541

 Sumitomo (JPY)                                        48,000        351

                                                                     892

 Total Industrials & Business Services                               66,435

 INFORMATION TECHNOLOGY  9.8%
 Communications Equipment  2.1%
 Belden CDT *ss.                                       17,800        357

 Black Box                                             6,300         228

 Cisco Systems *                                       174,800       3,279

 Corning *                                             352,800       3,570

F5 Networks *ss.                                       3,800         93

 Ixia *ss.                                             4,100         33

 Juniper Networks *                                    38,400        879

 Lucent Technologies *ss.                              541,100       1,694

 Nokia (EUR)                                           17,040        200

 Nokia ADR                                             29,500        351

 Packeteer *ss.                                        2,700         27

 QUALCOMM                                              24,400        928

 Research In Motion *                                  10,100        608

 Riverstone Networks *ss.                              13,300        10

 Sagem (EUR)                                           3,362         315

 SiRF Technology *ss.                                  9,200         92

 Stratos Lightwave *ss.                                213           1

 Tekelec *ss.                                          3,800         69

 Uniden (JPY)                                          8,000         160

                                                                     12,894

 Computers & Peripherals  1.0%
 Creative Technology (SGD)                             12,750        136

 Dell *                                                99,500        3,467

 Emulex *ss.                                           10,100        107

 Gateway *                                             16,600        73

 IBM                                                   3,000         254

 Lexmark International *                               12,800        1,132

 Logitech International (CHF) *                        4,571         207

 NEC (JPY) ss.                                         32,000        206

 NEC Fielding (JPY) ss.                                3,800         77

 QLogic *                                              15,700        410

 Synaptics *ss.                                        5,900         108

                                                                     6,177

 Electronic Equipment & Instruments  0.4%
 Digital Theater Systems *ss.                          5,100         66

 Global Imaging Systems *                              5,700         159

 Hosiden (JPY)                                         13,000        155

 KEMET *                                               17,200        149

 Kyocera (JPY)                                         2,700         199

Littelfuse *                                           5,400         197

 Methode Electronics  ss.                              9,600         126

 Newport *                                             6,500         81

 Plexus *ss.                                           17,700        209

 Shimadzu (JPY)                                        80,000        392

 TDK (JPY)                                             4,300         286

 Technitrol *                                          2,900         51

 Woodhead Industries ss.                               8,100         107

                                                                     2,177

 Internet Software & Services  0.6%
 Digital Insight *ss.                                  8,800         132

 IAC/InterActiveCorp *ss.                              47,200        1,077

 MatrixOne *ss.                                        13,100        61

 Netegrity *ss.                                        7,800         47

 Sonicwall *ss.                                        2,700         15

 Websense *                                            400           15

 Yahoo! *                                              72,800        2,075

                                                                     3,422

 IT Services  1.2%
 Accenture, Class A *                                  15,800        412

 Affiliated Computer Services, Class A *ss.            22,000        1,195

 Automatic Data Processing                             7,900         314

 BISYS Group *                                         9,600         136

 CACI International, Class A *                         7,800         380

 First Data                                            34,540        1,459

 Fiserv *                                              29,700        1,033

 Global Payments ss.                                   8,100         359

 Indra Sistemas (EUR)                                  26,553        340

 Iron Mountain *                                       14,625        451

 Itochu Techno-Science (JPY) ss.                       11,600        510

 Logica CMG (GBP)                                      53,040        154

 Maximus *                                             8,100         236

 MPS Group *                                           24,700        221

 RightNow Technologies *                               6,200         56

 SunGard Data Systems *                                9,700         223

                                                                     7,479

 Office Electronics  0.1%
 Canon (JPY)                                           14,000        670

 Neopost (EUR)                                         4,464         271

                                                                     941

 Semiconductor & Semiconductor Equipment  1.7%
 AMIS Holdings *ss.                                    5,300         64

 Analog Devices                                        43,500        1,510

 Applied Materials *                                   29,900        475

 Artisan Components *ss.                               3,500         96

 Atheros Communications *ss.                           2,500         20

 ATMI *ss.                                             6,900         130

 Cabot Microelectronics *ss.                           4,900         164

 Entegris *ss.                                         11,600        92

 Exar *                                                10,200        141

 Intel                                                 86,100        1,833

 Jenoptik (EUR) *                                      21,867        187

 Lattice Semiconductor *ss.                            5,800         26

 Maxim Integrated Products                             52,600        2,284

 Microchip Technology                                  11,800        311

 Microsemi *                                           8,400         91

 MKS Instruments *ss.                                  12,700        171

 Mykrolis *ss.                                         14,500        128

 PDF Solutions *ss.                                    7,800         72

 Power Integrations *                                  2,100         42

 Rohm (JPY)                                            1,200         125

 Semiconductor Manufacturing International ADR *ss.    6,700         68

 Semtech *ss.                                          16,400        297

 Sigmatel *ss.                                         4,200         71

 Tessera Technologies *                                6,600         129

 Texas Instruments                                     31,200        610

 Xilinx                                                37,300        1,023

                                                                     10,160

 Software  2.7%
 Actuate *                                             4,700         15

Adobe Systems                                          36,200        1,661

 Altiris *ss.                                          6,400         152

 Blackbaud *                                           1,000         11

 Catapult Communications *ss.                          4,100         98

 Concord Communications *ss.                           4,300         37

 Electronic Arts *                                     2,700         134

 FactSet Research Systems ss.                          8,000         356

 FileNet *                                             12,700        250

 Internet Security Systems *ss.                        7,600         109

 Intuit *                                              37,100        1,569

 Jack Henry & Associates                               22,600        409

 Kronos *                                              11,850        507

 Magma Design Automation *ss.                          4,200         69

 Mercury Interactive *                                 2,500         86

 Microsoft                                             233,200       6,366

 Motive *ss.                                           5,200         53

 NEC Soft (JPY) ss.                                    7,700         182

 NetIQ *                                               12,564        121

 Open Solutions *                                      3,400         78

 Oracle *                                              29,100        290

 Progress Software *ss.                                7,300         147

 Quest Software *ss.                                   10,300        104

 Red Hat *ss.                                          7,000         86

 RSA Security *ss.                                     9,800         146

 SAP (EUR)                                             5,310         775

 SAP ADR                                               33,200        1,211

 SPSS *ss.                                             5,300         73

 Symantec *                                            12,200        585

 Trend Micro (JPY) ss.                                 5,000         219

 Verisity Ltd. *                                       2,900         15

 VERITAS Software *                                    29,725        497

 Verity *                                              11,400        131

                                                                     16,542

 Total Information Technology                                        59,792

MATERIALS  6.6%
 Chemicals  2.6%
 Agrium                                                104,400       1,623

 Airgas                                                26,400        587

 Arch Chemicals                                        11,200        306

 BASF (EUR)                                            14,888        806

 Degussa (EUR)                                         20,005        707

 Dow Chemical                                          69,600        2,980

 DuPont                                                53,861        2,276

 Ferro                                                 12,500        257

 Hercules *                                            87,200        1,196

 IMC Global                                            19,300        308

 International Flavors & Fragrances                    41,800        1,611

 Kaneka (JPY)                                          23,000        220

 MacDermid                                             1,300         38

 Material Sciences *                                   6,900         88

 Minerals Technologies                                 8,800         494

 Mitsubishi Gas Chemical (JPY)                         57,000        243

 Potash Corp./Saskatchewan                             31,400        1,743

 Symyx Technologies *ss.                               4,800         91

 Teijin (JPY)                                          117,000       409

 Yara International (NOK) *                            6,592         59

                                                                     16,042

 Construction Materials  0.4%
 Aggregate (GBP)                                       194,972       308

 Boral (AUD) ss.                                       188,985       938

 Cemex (MXN)                                           95,551        543

 Heidelberger Zement (EUR)                             4,614         203

 Lafarge (EUR)                                         2,149         185

 RMC (GBP)                                             28,480        326

                                                                      2,503

 Containers & Packaging  0.0%
 Chesapeake Corp                                       6,600         150

 Smurfit-Stone Container *                             1,400         25

                                                                     175

Metals & Mining  3.0%
 Alcoa                                                 56,364        1,825

 Anglo American (GBP)                                  16,166        366

 BHP Billiton (AUD)                                    42,500        395

 Bluescope Steel (AUD)                                 172,432       957

 Gibraltar Steel ss.                                   2,500         80

 Lihir Gold (AUD) *ss.                                 102,240       74

 Meridian Gold *ss.                                    15,700        206

 Nippon Steel (JPY)                                    242,000       557

 NN, Inc. ss.                                          2,200         22

 Nucor                                                 97,200        7,610

 Phelps Dodge                                          59,500        4,853

 SSAB Svenskt Stal, Series A (SEK)                     26,921        472

 Steel Dynamics ss.                                    7,200         226

 Voestalpine (EUR) ss.                                 6,333         311

                                                                     17,954

 Paper & Forest Products  0.6%
 Buckeye Technologies *ss.                             16,600        177

 MeadWestvaco                                          47,000        1,417

 Weyerhaeuser                                          30,000        1,875

                                                                     3,469

 Total Materials                                                     40,143

 TELECOMMUNICATION SERVICES  2.4%
 Diversified Telecommunication Services  1.0%
 Cable & Wireless (GBP)                                87,214        170

 Royal KPN (EUR) ss.                                   72,769        560

 SBC Communications                                    37,700        972

 Sprint                                                103,100       2,029

 TDC (DKK)                                             10,197        360

 Tele Norte Leste ADR ss.                              27,600        378

 Tele2, Series B (SEK) ss.                             9,346         353

 Telenor (NOK)                                         81,278        588

 Telmex ADR                                            11,000        356

                                                                     5,766

Wireless Telecommunication Services  1.4%
 America Movil ADR, Series L                           15,700        538

 Bouygues (EUR)                                        16,091        555

 China Unicom (HKD)                                    166,000       122

 KDDI (JPY) ss.                                        149           719

 mmO2 (GBP) *                                          509,451       824

 Nextel Communications, Class A *                      92,600        2,147

 SK Telecom ADR ss.                                    7,430         140

 Smartone Telecommunications (HKD)                     114,000       123

 Spectrasite *                                         7,400         333

 Telecom Italia Mobile (EUR)                           149,060       794

 Total Access Communications *                         44,400        134

 Vodafone ADR                                          100,800       2,308

 Western Wireless, Class A *                           2,700         68

                                                                     8,805

 Total Telecommunication Services                                    14,571

 UTILITIES  2.0%
 Electric Utilities  1.5%
 Cleco                                                 6,100         107

 E.On (EUR)                                            18,882        1,341

 El Paso Electric *ss.                                 6,300         97

 Exelon                                                44,550        1,642

 FirstEnergy                                           45,719        1,840

 Hong Kong Electric (HKD)                              43,500        194

 Iberdrola (EUR)                                       28,812        589

 TEPCO (JPY)                                           13,400        310

 Tohoku Electric Power (JPY)                           26,900        461

 TXU                                                   67,800        2,823

                                                                     9,404

 Gas Utilities  0.2%
 Australian Gas Light (AUD) ss.                        24,631        232

 Centrica (GBP)                                        170,778       758

 Toho Gas (JPY)                                        73,000        232

                                                                     1,222

Multi-Utilities & Unregulated Power  0.3%
 Constellation Energy Group                            31,300        1,286

 RWE (EUR)                                             5,990         294

 United Utilities (GBP)                                32,652        322

                                                                     1,902

 Total Utilities                                                     12,528

 Total Common Stocks (Cost  $421,187)                                510,202

 PREFERRED STOCKS  0.2%
 Fresenius (EUR)                                       3,519         263

 News Corporation ADR                                  32,400        964

 Porsche (EUR)                                         800           487

 Total Preferred Stocks (Cost  $1,547)                               1,714

 CORPORATE BONDS  2.4%
 Abbott Laboratories, 5.625%, 7/1/06                   210,000       221

 ABN Amro Bank (Chicago), 7.125%, 6/18/07              70,000        76

 Ace Ina Holdings, 5.875%, 6/15/14                     100,000       105

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     150,000       158
5/30/07
 Alabama Power, 1.93%, 8/25/09                         90,000        90

 Alcan, 6.125%, 12/15/33                               100,000       103

 Allstate Financial Global Funding, 144A, 5.25%, 2/1/0785,000        89

 Amerada Hess, 7.875%, 10/1/29                         75,000        85

 AOL Time Warner, 7.625%, 4/15/31                      80,000        91

 Appalachian Power, 4.80%, 6/15/05                     85,000        86

 AT&T Broadband, 8.375%, 3/15/13                       125,000       151

 Baker Hughes, 6.875%, 1/15/29                         110,000       126

 Bank of America, 4.875%, 9/15/12                      160,000       162

 Bank One, 5.25%, 1/30/13                              155,000       159

 BB&T, 6.50%, 8/1/11                                   35,000        39

 Black Hills, 6.50%, 5/15/13                           90,000        93

 Boeing, 8.75%, 8/15/21                                125,000       165

 British Telecommunications, 8.375%, 12/15/10          60,000        72

Buckeye Partners, 6.75%, 8/15/33                       45,000        47

 Bunge Limited Finance, 4.375%, 12/15/08               115,000       116

 Canadian National Railways, 6.25%, 8/1/34             130,000       136

 Canadian Natural Resources, 7.20%, 1/15/32            150,000       175

 Capital One Bank, 6.50%, 6/13/13                      105,000       113

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        90,000        96

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        90,000        89

 Chancellor Media, 8.00%, 11/1/08                      55,000        63

 CIT Group
 2.875%, 9/29/06                                       55,000        55

 7.75%, 4/2/12                                         100,000       117

 Citigroup, 5.625%, 8/27/12                            210,000       224

 Cleveland Electric Illumination, 5.65%, 12/15/13      105,000       107

 ConocoPhillips, 5.90%, 10/15/32                       130,000       132

 Countrywide Home Loans, 5.50%, 2/1/07                 125,000       132

 Cox Communications, 7.875%, 8/15/09                   115,000       127

 DaimlerChrysler, 6.50%, 11/15/13                      125,000       135

 Deutsche Telekom International Finance, STEP, 8.75%,  65,000        83
6/15/30
 Developers Diversified Realty, 3.875%, 1/30/09        85,000        84

 Devon Financing, 7.875%, 9/30/31                      70,000        84

 Dominion Resources, 5.00%, 3/15/13                    85,000        84

 Dow Chemical, 6.125%, 2/1/11                          70,000        76

 Duke Capital
 4.302%, 5/18/06                                       55,000        56

 6.25%, 2/15/13                                        100,000       106

 Encana Holdings Finance, 5.80%, 5/1/14                125,000       132

 Entergy Gulf States, 5.20%, 12/3/07                   80,000        81

 Exelon Generation, 5.35%, 1/15/14                     90,000        92

 Federated Department Stores, 6.625%, 4/1/11           95,000        106

 First Union, 6.40%, 4/1/08                            40,000        44

 Ford Motor Credit, 6.50%, 1/25/07                     245,000       261

 France Telecom, STEP, 8.75%, 3/1/11                   35,000        42

 Franklin Resources, 3.70%, 4/15/08                    30,000        30

 Fund American Companies, 5.875%, 5/15/13              115,000       118

 General Electric Capital
6.00%, 6/15/12                                         70,000        77

 6.125%, 2/22/11                                       190,000       209

 Genworth Financial, 5.75%, 6/15/14                    115,000       121

 GlaxoSmithKline, 5.375%, 4/15/34                      80,000        77

 GM, 8.375%, 7/15/33                                   120,000       127

 GM Acceptance, 7.25%, 3/2/11                          135,000       144

 Goldman Sachs Capital I, 6.345%, 2/15/34              240,000       241

 Halliburton, 144A, VR, 2.41%, 1/26/07                 120,000       120

 HBOS, 144A, 6.00%, 11/1/33                            100,000       100

 Hearst-Argyle, 7.00%, 1/15/18                         65,000        73

 Hertz, 4.70%, 10/2/06                                 50,000        51

 Highmark, 144A, 6.80%, 8/15/13                        45,000        49

 Hospira, 4.95%, 6/15/09                               120,000       123

 Household Finance, 6.375%, 11/27/12                   60,000        66

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              100,000       103

 IBM, 4.25%, 9/15/09                                   95,000        97

 International Lease Finance, 6.375%, 3/15/09          150,000       164

 International Speedway, 144A, 4.20%, 4/15/09          55,000        55

 IStar Financial, 4.875%, 1/15/09                      45,000        45

 John Deere Capital, 7.00%, 3/15/12                    90,000        104

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            50,000        56

 Kinder Morgan, 6.50%, 9/1/12                          90,000        98

 Kraft Foods, 5.625%, 11/1/11                          110,000       116

 Kroger, 8.05%, 2/1/10                                 120,000       141

 Lear, 144A, 5.75%, 8/1/14                             50,000        52

 Lennar, 144A, 5.50%, 9/1/14                           120,000       122

 Liberty Media, VR, 3.02%, 9/17/06                     115,000       116

 Marsh & McLennan, 3.625%, 2/15/08                     50,000        50

 Masco, 5.875%, 7/15/12                                140,000       150

 May Department Stores, 144A, 3.95%, 7/15/07           40,000        40

 MBNA America Bank, 4.625%, 8/3/09                     125,000       128

 McCormick, 6.40%, 2/1/06                              200,000       211

 MetLife, 6.125%, 12/1/11                              120,000       131

 Miller Brewing, 144A, 5.50%, 8/15/13                  150,000       156

 Morgan Stanley, 3.625%, 4/1/08                        165,000       165

Motorola, 7.625%, 11/15/10                             65,000        76

 Nationwide Financial Services, 5.90%, 7/1/12          115,000       123

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     65,000        65

 NLV Financial, 144A, 7.50%, 8/15/33                   70,000        74

 Northern Trust, 4.60%, 2/1/13                         50,000        50

 Office Depot, 6.25%, 8/15/13                          95,000        102

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            45,000        46

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      80,000        88

 144A, VR, 2.82%, 6/15/10                              120,000       121

 PG&E, VR, 2.30%, 4/3/06                               190,000       190

 Pinnacle West Capital, 6.40%, 4/1/06                  75,000        79

 Pioneer Natural Resource, 5.875%, 7/15/16             85,000        88

 Plains All American Pipeline, 7.75%, 10/15/12         160,000       186

 PPL Capital Funding, 4.33%, 3/1/09                    120,000       120

 Praxair, 2.75%, 6/15/08                               100,000       97

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 110,000       112

 Prudential Financial, 3.75%, 5/1/08                   80,000        80

 PSEG Power, 3.75%, 4/1/09                             80,000        78

 Public Service of New Mexico, 4.40%, 9/15/08          95,000        96

 Puget Sound Energy, VR, 1.90%, 7/14/06                125,000       125

 Pulte, 7.875%, 8/1/11                                 90,000        105

 R.R. Donnelley, 144A, 3.75%, 4/1/09                   70,000        69

 Reckson Operating Partnership, 5.15%, 1/15/11         105,000       105

 Rogers Cable, 5.50%, 3/15/14                          100,000       92

 Rouse, 8.43%, 4/27/05                                 225,000       232

 SCA Coordination Center, 144A, 4.50%, 7/15/15         65,000        62

 Sealed Air, 144A, 5.375%, 4/15/08                     90,000        94

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 45,000        49

 Sempra Energy, 6.00%, 2/1/13                          85,000        91

 Simon Property Group, 3.75%, 1/30/09                  110,000       108

 SLM Corporation, VR
 1.86%, 1/26/09                                        125,000       125

 4.18%, 4/1/09                                         90,000        90

 Sprint Capital, 6.90%, 5/1/19                         225,000       244

Sungard Data Systems, 3.75%, 1/15/09                   65,000        64

 Telecom Italia, 144A, 5.25%, 11/15/13                 125,000       127

 Telefonos De Mexico, 4.50%, 11/19/08                  55,000        55

 Telus, 8.00%, 6/1/11                                  75,000        88

 Transocean, 7.50%, 4/15/31                            65,000        77

 TXU Energy, VR, 2.38%, 1/17/06                        55,000        55

 Tyco International, 6.375%, 10/15/11                  140,000       153

 U.S. Bank, 2.85%, 11/15/06                            105,000       105

 U.S. Cellular, 6.70%, 12/15/33                        165,000       164

 Union Pacific, 6.50%, 4/15/12                         95,000        105

 UST, 6.625%, 7/15/12                                  140,000       157

 Verizon Global Funding, 7.75%, 12/1/30                85,000        100

 Webster Financial, 5.125%, 4/15/14                    115,000       116

 Wells Fargo, VR, 1.619%, 3/23/07                      140,000       140

 Western Power Distribution Holdings, 144A, 6.875%,    65,000        68
12/15/07
 Weyerhaeuser, 6.75%, 3/15/12                          110,000       123

 Wyeth, 6.50%, 2/1/34                                  75,000        75

 XL Capital Finance, 6.50%, 1/15/12                    100,000       110

 XTO Energy, 6.25%, 4/15/13                            80,000        87

 Yum! Brands, 7.70%, 7/1/12                            115,000       135

 Total Corporate Bonds (Cost  $14,468)                               14,858

 ASSET-BACKED SECURITIES  0.4%
 Capital Auto Receivables Asset Trust, Series 2002-2,
Class CERT 4.18%,
 10/15/07                                              108,826       110

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             46,858        47

 Series 2003-A, Class A4, 2.06%, 12/15/09              165,000       162

 CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12 113,811       114

 Citibank Credit Card Issuance Trust
 Series 2001-C1, Class C1, VR, 2.68%, 1/15/10          135,000       138

 Series 2004-C1, Class C1, VR, 2.04%, 7/15/13          300,000       300

 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              100,000       100

 Series 2003-A, Class D, 4.06%, 10/15/10               50,000        51

MBNA Master Credit Card Trust II, Series 2000-D, Class
C, 144A
 8.40%, 9/15/09                                        250,000       281

 Morgan Stanley Auto Loan Trust, Series 2004-HB1,
Class C, VR
 2.88%, 10/15/11                                       95,000        95

 Peco Energy Transition Trust, Series 2001-A, Class A1
 6.52%, 12/31/10                                       275,000       309

 Reliant Energy Transition Bond, Series 2001-1, Class
A4
 5.63%, 9/15/15                                        175,000       188

 World Financial Network, Series 2003-A, Class A2, VR, 225,000       226
1.97%, 5/15/12
 Total Asset-Backed Securities (Cost  $2,090)                        2,121

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  0.5%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          540,000       392

 European Investment Bank, 5.75%, 9/15/09 (AUD)        580,000       410

 Federal Republic of Germany, 5.00%, 5/20/05 (EUR)     720,000       894

 Government of Canada, 5.25%, 6/1/12 (CAD)             1,060,000     848

 Republic of Chile, 5.50%, 1/15/13                     80,000        84

 Republic of South Africa, 6.50%, 6/2/14               65,000        69

 United Mexican States, VR, 2.29%, 1/13/09 ss.           80,000        81

 United Mexican States, 6.375%, 1/16/13                95,000        100

 Total Foreign Government Obligations & Municipalities               2,878
(Cost  $2,804)
 NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 0.8%
 Banc of America Commercial Mortgage, Series 2003-1,
Class A2, CMO
 4.648%, 9/11/36                                       175,000       175

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.356%, 1/25/34    389,338       390

 Series 2004-A, Class 2A2, CMO, VR, 4.18%, 2/25/34     216,549       215

 Series 2004-D, Class 2A2, CMO, VR, 4.23%, 5/25/34     120,766       120

 Bear Stearns Commercial Mortgage Securities, Series
2004-T14
 Class A2, CMO, 4.17%, 1/12/41                         575,000       583

 Centex Home Equity, Series 2004-C, Class M1, VR,      250,000       250
2.095%, 6/25/34
 Chase Funding Mortgage Loan
Series 2003-3, Class 1M1, 4.537%, 9/25/32              75,000        73

 Series 2002-1, Class 1A3, 5.039%, 12/25/23            69,557        70

 Series 2002-2, Class 1M1, 5.599%, 9/25/31             40,000        41

 Countrywide Asset-Backed Certificates
 Series 2004-6, Class 2A2, 1.64%, 11/25/34             235,000       235

 Series 2004-7, Class 2AV2, 2.00%, 10/25/32            125,000       125

 Series 2003-5, Class AF3, 3.613%, 4/25/30             180,000       181

 Countrywide Home Loans, Series 2003-60, Class 2A1,
CMO, VR
 5.065%, 2/25/34                                       67,364        68

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
CMO, VR
 7.30%, 6/10/32                                        200,000       228

 GE Capital Commercial Mortgage, Series 2001-1, Class
A2, CMO
 6.531%, 3/15/11                                       225,000       251

 GMAC Commercial Mortgage Securities, Series 2001-C2,
Class A2
 CMO, 6.70%, 4/15/34                                   275,000       310

 Greenwich Capital Commercial Funding, Series
2004-GG1A, Class A2
 CMO, 3.835%, 10/8/08                                  200,000       203

 J.P. Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2 CMO, 6.244%, 4/15/35       175,000       190

 Series 2001-CIBC, Class A3 CMO, 6.26%, 3/15/33        260,000       288

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, VR, 3.246%, 3/15/29    300,000       293

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    275,000       283

 Washington Mutual, Series 2004-AR1, Class A, CMO, VR
 4.229%, 3/25/34                                       135,706       135

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost  $4,691)                                                      4,707

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 3.2% U.S. Government Agency Obligations +/- 2.4% Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               439,687       441

 5.00%, 12/1/08 - 10/1/33                              995,363       1,016

 5.50%, 10/1 - 12/1/33                                 478,079       487

 6.00%, 12/1/17                                        282,177       297

 7.00%, 11/1/30 - 6/1/32                               73,025        77

ARM, 4.611%, 9/1/32                                    79,039        80

 CMO
 4.50%, 3/15/16                                        600,000       606

 5.50%, 4/15/28                                        475,000       489

 CMO, IO
 4.50%, 7/15/11 - 5/15/16                              578,000       71

 TBA
 5.50%, 1/1/33                                         354,000       360

 6.00%, 1/1/33                                         464,000       480

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                1,534,023     1,537

 5.00%, 3/1 - 6/1/34                                   140,437       140

 5.50%, 12/1/16 - 6/1/34                               5,238,430     5,410

 6.00%, 2/1/33                                         9,358         10

 6.50%, 5/1/17 - 12/1/32                               398,397       420

 CMO
 2.91%, 11/25/33                                       140,000       140

 3.50%, 4/25/13                                        175,000       176

 5.00%, 3/25/15                                        350,000       359

 5.50%, 7/25/28                                        41,464        41

 CMO, IO
 5.50%, 11/25/28                                       131,541       13

 6.50%, 2/1/32                                         67,638        13

 TBA
 5.50%, 1/1/18 - 1/1/33                                799,000       819

 6.00%, 1/1/33                                         1,200,000     1,235

 6.50%, 1/1/34                                         60,000        63

                                                                     14,780

 U.S. Government Obligations 0.8% Government National Mortgage Assn.
 5.00%, 7/15 - 10/20/33                                2,741,997     2,742

 5.50%, 1/20 - 5/15/34                                 1,632,324     1,666

 6.00%, 5/15/26 - 2/20/34                              156,770       163

 6.50%, 3/15/26 - 12/20/33                             115,021       122

 7.00%, 3/15/13 - 2/15/30                              82,054        88

7.50%, 10/15/22                                        1,715         2

 8.00%, 1/15/22 - 10/20/25                             54,521        60

                                                                     4,843

 Total U.S. Government & Agency Mortgage-Backed
Securities
 (Cost  $19,653)                                                     19,623

 U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 3.8% U.S. Government Agency Obligations +/- 0.8%
 Federal Home Loan Bank, 5.75%, 5/15/12 ss.            350,000       382

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                    375,000       369

 4.625%, 2/15/07 (EUR)                                 1,370,000     1,740

 5.125%, 7/15/12                                       155,000       163

 Federal National Mortgage Assn.
 3.25%, 8/15/08                                        565,000       562

 4.125%, 4/15/14 ss.                                   280,000       271

 4.375%, 9/15/12 ss.                                   250,000       250

 5.125%, 1/2/14 ss.                                    90,000        92

 6.00%, 5/15/11 ss.                                    375,000       415

 7.125%, 1/15/30 ss.                                   240,000       295

                                                                     4,539

 U.S. Treasury Obligations  3.0%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                   240,000       255

 6.00%, 2/15/26 ss.                                    1,095,000     1,239

 6.25%, 8/15/23 - 5/15/30 ss.                          230,000       269

 6.375%, 8/15/27 ss.++                                 175,000       208

 U.S. Treasury Inflation-Indexed Bonds, 2.375%, 613,831 637 1/15/25 ss. U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 644,019 657 ss. U.S. Treasury Notes
 1.50%, 2/28/05                                        470,000       469

 2.125%, 10/31/04 ss.                                  520,000       520

 2.375%, 8/31/06                                       4,400,000     4,397

 3.25%, 8/15/07 ss.                                    4,375,000     4,438

3.375%, 12/15/08 ss.                                     1,600,000     1,615

 3.50%, 11/15/06 ss.                                     3,100,000     3,167

 4.75%, 11/15/08 ss.                                     270,000       287

 5.00%, 8/15/11 ss.                                      170,000       183

                                                                       18,341

 Total U.S. Government Agency Obligations (excluding
 Mortgage-Backed) (Cost  $22,112)                                    22,880

 MUNICIPAL BONDS  0.2%
 California
 Economic Recovery
 5.00%, 7/1/23 (Tender 7/1/07)                         55,000        59

 5.00%, 7/1/23 (Tender 7/1/08)                         60,000        66

 GO, 5.25%, 4/1/34                                     55,000        57

 Kansas Dev. Fin. Auth., Public Employee Retirement,
5.501%, 5/1/34
 (FSA Insured)                                         75,000        75

 Massachusetts, GO, 5.50%, 1/1/13 (MBIA Insured)       275,000       314

 New York State Urban Dev. Corp., Corrections & Youth
Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                         135,000       147

 North Carolina, GO, 5.25%, 3/1/13                     365,000       415

 Oregon, Taxable Pension, GO, 5.892%, 6/1/27           40,000        42

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29 (MBIA
Insured)
 (Tender 2/1/12)                                       250,000       278

 Total Municipal Bonds (Cost  $1,437)                                1,453

 DOMESTIC BOND MUTUAL FUNDS  2.9%
 T. Rowe Price Institutional High Yield Fund, 7.46% p  1,646,548     17,816

 Total Domestic Bond Mutual Funds (Cost  $17,348)                    17,816

 SHORT-TERM INVESTMENTS  2.0%
 Money Market Fund  2.0%
 T. Rowe Price Reserve Investment Fund, 1.51% #        11,820,427    11,820

 Total Short-Term Investments (Cost  $11,820)                        11,820


FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures               (5)
contracts (2)
 Total Futures Contracts                                             (5)

 SECURITIES LENDING COLLATERAL  8.8%
 Money Market Pooled Account  1.7%
 Investment in money market pooled account managed by
JP Morgan
 Chase Bank, London, 1.541% #                          10,608,711    10,609

                                                                     10,609

 Money Market Trust  7.1%
 State Street Bank and Trust Company of New Hampshire
N.A.
 Securities Lending Quality Trust units, 1.492% #      42,897,897    42,898

                                                                     42,898

 Total Securities Lending Collateral (Cost  $53,507)                 53,507

 Total Investments in Securities
 109.0% of Net Assets (Cost $572,664)                  $             663,574


 (1)    Denominated in U.S. dollars unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on loan at August
        31, 2004 - See Note 2
 +/-    The issuer is a publicly-traded company that operates
        under a congressional charter; its securities are
        neither issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.
 p      SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $2,368 and represents 0.4% of net assets
 ADR    American Depository Receipts
 ADS    American Depository Shares
 ARM    Adjustable Rate Mortgage
 AUD    Australian dollar
 CAD    Canadian dollar
 CHF    Swiss franc
 CMO    Collateralized Mortgage Obligation
 DKK    Danish krone
 EUR    Euro
 FSA    Financial Security Assurance Inc.
 GBP    British pound
 GDR    Global Depository Receipts
 GDS    Global Depository Shares
 GO     General Obligation
 HKD    Hong Kong dollar
 IO Interest Only security for which the fund receives interest on notional principal (par)
 JPY    Japanese yen
 MBIA   MBIA Insurance Corp.
 MXN    Mexican peso
 MYR    Malaysian ringgit
 NOK    Norwegian krone
 NZD    New Zealand dollar
 REIT   Real Estate Investment Trust
 SEK    Swedish krona
 SGD    Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA    To Be Announced security was purchased on a forward commitment basis
 VR     Variable Rate

(2) Open Futures Contracts at August      31, 2004      were as    follows:
 ($ 000s)
                                                        Contract   Unrealized
                                          Expiration    Value      Gain (Loss)
 Short, 9 U.S. Treasury 5 year contracts,
 $22 par of 6.375% U.S. Treasury Bonds
 pledged as initial margin                12/04      $    (996)    $ (4)
 Short, 3 U.S. Treasury Bond contracts,
 $18 par of 6.375% U.S. Treasury Bonds
 pledged as initial margin                12/04           (334)      (4)
 Net payments (receipts) of variation
 margin to date                                                      3
 Variation margin receivable (payable)
 on open futures contracts                                         $ (5)


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Personal Strategy Growth Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS


Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2004, the value of loaned securities was $52,245,000; aggregate collateral consisted of $53,507,000 in money market pooled accounts and U.S. government securities valued at $152,000.


NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $572,664,000. Net unrealized gain aggregated $90,906,000 at period-end, of which $104,684,000 related to appreciated investments and $13,778,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.



 T. Rowe Price Personal Strategy Income Fund
 (Unaudited)                                               August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                        Shares/$Par   Value
 (Cost and value in $ 000s)


 COMMON STOCKS  44.8%
 CONSUMER DISCRETIONARY  6.4%
 Auto Components  0.1%
 Autoliv GDR (SEK)                                     5,000        209

 Keystone Automotive *                                 1,700        37

 Koito Manufacturing (JPY) ss.                         10,000       86

 Strattec Security *ss.                                500          31

                                                                    363

 Automobiles  0.7%
 Ford Motor                                            53,800       759

 Fuji Heavy Industries (JPY) ss.                       15,000       76

 Harley-Davidson                                       10,800       659

 Honda (JPY)                                           2,800        140

 Peugeot (EUR)                                         2,189        132

 Renault (EUR)                                         1,864        150

 Toyota Motor (JPY)                                    15,300       606

 Winnebago ss.                                         200          6

                                                                    2,528

 Distributors  0.0%
 Cycle & Carriage (SGD)                                2,753        11

                                                                    11

 Hotels, Restaurants & Leisure  0.9%
 Applebee's                                            2,275        55

 BJ's Restaurants *ss.                                 900          13

 Carnival                                              15,500       710

 CEC Entertainment *                                   1,150        39

 Compass (GBP)                                         5,881        33

 Hilton Group (GBP)                                    11,097       52

 International Game Technology                         23,500       678

 Marriott, Class A                                     400          19

 McDonald's                                            6,800        184

 Mitchells & Butlers (GBP)                             16,510       77

 PF Chang's China Bistro *ss.                          1,000        42

 Red Robin Gourmet Burgers *ss.                        700          24

 Ruby Tuesday                                          2,200        59

 Sonic *                                               3,487        78

 Starbucks *                                           6,500        281

 Starwood Hotels & Resorts Worldwide, Class B          11,900       526

 The Cheesecake Factory *ss.                           2,300        95

 Whitbread (GBP)                                       10,468       154

                                                                    3,119

 Household Durables  0.7%
 Fortune Brands                                        2,800        205

 Harman International                                  200          19

 Jarden Corporation *ss.                               3,000        91

 Newell Rubbermaid                                     56,400       1,214

 Persimmon (GBP)                                       9,782        118

 Philips Electronics (EUR)                             3,850        89

 Pioneer (JPY)                                         5,900        130

 SEB (EUR)                                             466          49

 Sony (JPY)                                            6,900        239

 Thomson (EUR)                                         10,356       197

 Tupperware                                            10,700       183

                                                                    2,534

 Internet & Catalog Retail  0.2%
 Amazon.com *                                          1,400        53

 eBay *                                                7,400        641

 J. Jill Group *ss.                                    500          9

 priceline.com *ss.                                    1,900        40

                                                                    743

 Leisure Equipment & Products  0.3%
 Brunswick                                             3,400        134

 Eastman Kodak                                         18,600       550

 Heiwa (JPY)                                           2,100        31

 MarineMax *                                           2,000        39

 Noritsu Koki (JPY)                                    2,400        52

 Polaris Industries ss.                                1,400        66

 SCP Pool ss.                                          1,512        64

                                                                    936

 Media  1.9%
 Aegis (GBP)                                           60,962       92

 Astro All Asia, 144A (MYR) *                          22,500       26

 British Sky Broadcasting (GBP)                        9,195        79

 Clear Channel Communications                          8,500        285

 Comcast, Class A *                                    32,211       908

 Comcast, Special Class A *                            16,800       466

 Disney                                                28,000       629

 EchoStar Communications, Class A *                    13,300       408

 Emmis Communications, Class A *                       1,800        35

 Entercom Communications *                             600          23

 Gestevision Telecino (EUR) *                          1,300        20

 Getty Images *                                        500          28

 Liberty Media, Class A *                              35,764       319

 Liberty Media International, Series A *ss.            1,929        65

 McGraw-Hill                                           600          45

 New York Times, Class A                               18,700       760

 News Corporation (AUD)                                8,303        65

 News Corporation ADR ss.                              1,400        44

 Omnicom                                               2,500        172

 Publicis (EUR)                                        3,965        107

 Scholastic *                                          4,100        120

 Scripps, Class A                                      5,000        511

 Singapore Press (SGD)                                 15,500       39

 Time Warner *                                         30,700       502

 Viacom, Class B                                       20,428       680

 Washington Post, Class B                              171          148

 WPP Group ADR ss.                                     1,600        72

 Young Broadcasting, Class A *                         1,200        14

                                                                    6,662

 Multiline Retail  0.5%
 Big Lots *                                            2,200        27

 Family Dollar Stores                                  500          13

 Kohl's *                                              400          20

 Neiman Marcus, Class A                                500          27

 Nordstrom                                             14,800       549

 Target                                                21,700       967

                                                                    1,603

 Specialty Retail  1.0%
 AC Moore Arts & Crafts *                              900          18

 AnnTaylor Stores *                                    5,400        131

 Best Buy                                              12,150       565

 Charles Voegele (CHF)                                 1,309        42

 Christopher & Banks ss.                               2,125        38

 Dixons (GBP)                                          36,659       104

 Esprit Holdings (HKD)                                 13,500       65

 Home Depot                                            39,300       1,437

 Hot Topic *ss.                                        2,300        35

 Kesa Electricals (GBP)                                3,952        20

 Linens 'n Things *                                    1,900        48

 Monro Muffler Brake *                                 1,900        39

 Nobia (SEK)                                           7,438        89

 The Finish Line, Class A                              600          17

 Toys "R" Us *                                         62,500       1,015

 Ultimate Electronics *ss.                             900          2

                                                                    3,665

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR)                                  777          100

 Culp *ss.                                             700          6

 Unifi *ss.                                            3,200        6

 World Company (JPY) ss.                               2,000        61

 Yue Yuen Industrial (HKD)                             37,000       89

                                                                    262

 Total Consumer Discretionary                                       22,426

 CONSUMER STAPLES  3.2%
 Beverages  0.4%
 Allied Domecq (GBP)                                   16,931       135

 Asahi Breweries (JPY)                                 4,000        38

 Coca-Cola                                             8,400        376

 Kirin Brewery (JPY)                                   16,000       145

 Lion Nathan (NZD)                                     22,731       114

 PepsiCo                                               10,420       521

                                                                    1,329

 Food & Staples Retailing  1.1%
 Carrefour (EUR)                                       1,783        84

 Casey's General Stores ss.                            5,900        97

 Casino Guichard-Perrachon (EUR) ss.                   2,426        192

 Coles Myer (AUD)                                      13,360       85

 CVS                                                   32,000       1,280

 J Sainsbury (GBP)                                     18,672       88

 Matsumotokiyoshi (JPY)                                3,000        77

 METRO (EUR)                                           5,400        251

 Performance Food Group *ss.                           3,600        79

 Sysco                                                 5,800        186

 Tesco (GBP)                                           28,837       138

 Wal-Mart                                              17,800       937

 Wal-Mart de Mexico, Series V (MXN)                    53,300       170

 Wild Oats Markets *ss.                                2,700        24

 York-Benimaru (JPY)                                   2,500        63

                                                                    3,751

 Food Products  0.7%
 American Italian Pasta, Class A                       1,000        27

 Associated British Foods (GBP)                        10,194       115

 Campbell Soup                                         19,200       498

 General Mills                                         16,220       766

 Koninklijke Wessanen GDS (EUR)                        8,358        118

 Nestle (CHF)                                          1,484        352

 Seneca Foods
 Class A *ss.                                          300          5

 Class B *                                             200          4

 Unilever N.V. (GBP)                                   31,040       266

 Unilever N.V. ADS                                     7,800        469

                                                                     2,620

 Household Products  0.4%
 Colgate-Palmolive                                     14,500       783

 Kimberly-Clark                                        6,500        434

 Procter & Gamble                                      3,900        218

                                                                    1,435

 Personal Products  0.1%
 Chattem *ss.                                          600          18

 Gillette                                              2,700        115

 L'Oreal (EUR)                                         944          63

                                                                    196

 Tobacco  0.5%
 Altria Group                                          29,550       1,447

 UST                                                   11,200       449

                                                                    1,896

Total Consumer Staples                                             11,227

 ENERGY  3.2%
 Energy Equipment & Services  1.2%
 Atwood Oceanics *                                     1,500        63

 Baker Hughes                                          40,100       1,577

 BJ Services *                                         8,800        423

 Cooper Cameron *ss.                                   300          15

 FMC Technologies *                                    4,800        147

 Grant Prideco *                                       9,100        166

 Hanover Compressor *ss.                               4,400        51

 Hydril *ss.                                           1,000        36

 Key Energy Services *                                 2,300        23

 Lone Star Technologies *                              1,200        37

 National Oilwell *                                    6,500        194

 Schlumberger                                          12,600       779

 Seacor Smit *ss.                                      2,400        103

 Smedvig, Series A (NOK)                               2,340        28

 Smith International *                                 11,600       661

 W-H Energy Services *ss.                              1,100        21

                                                                    4,324

 Oil & Gas  2.0%
 BP (GBP)                                              25,338       225

 BP ADR                                                24,902       1,337

 ChevronTexaco                                         9,049        882

 Eni (EUR)                                             20,275       415

 ExxonMobil                                            17,530       808

 Forest Oil *                                          4,250        111

 Marathon Oil                                          19,800       718

 Murphy Oil                                            600          45

 Noble Energy                                          2,400        124

 Norsk Hydro (NOK)                                     1,759        110

 OMV (EUR)                                             100          23

 Petrobras ADR                                         9,200        257

 Shell Transport & Trading (GBP)                       34,370       251

 Shell Transport & Trading ADR ss.                     5,000        222

 Statoil ASA (NOK)                                     19,486       249

 Tonen General Sekiyu (JPY) ss.                        6,000        50

 Total, Series B (EUR)                                 2,535        495

 Ultra Petroleum *ss.                                  1,300        54

 Unocal                                                15,700       586

 Woodside Petroleum (AUD)                              6,954        89

                                                                    7,051

 Total Energy                                                       11,375

 FINANCIALS  9.8%
 Capital Markets  1.8%
 Affiliated Managers Group *ss.                        1,500        74

 AmeriTrade *                                          16,200       185

 Bank of New York                                      9,000        268

 Charles Schwab                                        7,800        74

 Credit Suisse Group (CHF) *                           5,501        172

 Deutsche Bank (EUR)                                   2,449        167

 Franklin Resources                                    8,100        431

 Goldman Sachs Group                                   6,000        538

 Investor's Financial Services ss.                     2,100        97

 Legg Mason                                            5,300        428

 Macquarie Bank (AUD)                                  5,296        127

 Mellon Financial                                      46,200       1,333

 Merrill Lynch                                         11,200       572

 Morgan Stanley                                        7,300        370

 National Financial Partners                           900          31

 Nomura (JPY)                                          7,000        97

 Northern Trust                                        10,600       456

 Piper Jaffray Cos *ss.                                3,109        134

 State Street                                          19,700       889

                                                                    6,443

 Commercial Banks  2.7%
 ABN Amro Holdings (EUR)                               8,941        190

 Alliance & Leicester (GBP)                            9,956        161

 Australia & New Zealand Banking (AUD)                 25,314       328

 Banca Intesa (EUR)                                    38,001       139

 Banco Santander Central Hispano (EUR)                 21,996       215

 Banco Santander Chile ADR                             5,184        142

 Bank Austria Creditanstalt (EUR)                      2,927        186

 Bank of America                                       35,000       1,574

 Bank of Yokohama (JPY)                                30,000       179

 Barclays (GBP)                                        56,770       527

 BNP Paribas (EUR)                                     5,833        354

 Boston Private Financial ss.                          1,800        44

 Chittenden                                            4,800        172

 Citizens Banking ss.                                  4,100        131

 DBS Group (SGD)                                       8,978        82

 Dexia (EUR)                                           6,281        108

 Glacier Bancorp ss.                                   1,326        37

 Grupo Financiero Banorte (MXN)                        68,981       272

 HBOS (GBP)                                            18,751       230

 HSBC (GBP)                                            12,489       194

 Jyske (DKK) *                                         1,942        118

 Mitsubishi Tokyo Financial (JPY) ss.                  14           126

 National Australia Bank (AUD)                         13,822       260

 NORDEA (SEK)                                          41,232       316

 Pinnacle Financial Partners *ss.                      100          2

 Provident Bankshares                                  2,500        79

 Royal Bank of Scotland (GBP)                          18,241       509

 Sandy Spring Bancorp ss.                              1,500        50

 SEB, Series A (SEK)                                   12,144       171

 Signature Bank *ss.                                   600          16

 Southwest Bancorp                                     5,600        118

 Sumitomo Mitsui Financial (JPY) ss.                   30           182

 Svenska Handelsbanken, Series A (SEK)                 11,486       221

 Texas Capital Bancshares *ss.                         2,000        34

 The 77 Bank (JPY)                                     14,000       85

 U.S. Bancorp                                          32,500       959

 UniCredito Italiano (EUR)                             29,727       143

 Valley National Bancorp ss.                           4,134        107

 Wells Fargo                                           9,400        552

 WestAmerica                                           2,800        148

                                                                     9,461

 Consumer Finance  0.6%
 AIFUL (JPY)                                           1,400        140

 American Express                                      31,200       1,561

 SLM Corporation                                       11,500       449

                                                                    2,150

 Diversified Financial Services  1.0%
 Assured Guaranty                                      5,400        86

 Citigroup                                             49,490       2,305

 ING Groep GDS (EUR)                                   7,929        194

 J.P. Morgan Chase                                     20,868       826

                                                                    3,411

 Insurance  2.3%
 Aioi Insurance (JPY)                                  12,000       53

 Allianz (EUR)                                         1,721        166

 American International Group                          32,417       2,309

 Aspen Insurance Holdings ss.                          2,300        54

 Aviva (GBP)                                           10,399       100

 Bristol West Holdings                                 2,600        43

 Brown & Brown ss.                                     1,000        45

 CNP Assurances (EUR)                                  3,401        207

 Genworth Financial, Class A *                         29,100       661

 Hannover Rueckversicherung (EUR)                      2,133        69

 Harleysville Group ss.                                800          16

 Hartford Financial Services                           7,600        465

 Horace Mann Educators                                 5,000        85

 Infinity Property & Casualty ss.                      2,600        71

 Insurance Australia Group (AUD)                       22,945       82

 Markel *ss.                                           300          88

 Marsh & McLennan                                      8,100        362

 Mitsui Sumitomo Insurance (JPY)                       14,000       124

 Ohio Casualty *ss.                                    6,800        137

 PartnerRe                                             2,000        103

 QBE Insurance (AUD) ss.                               18,525       166

 Royal & Sun Alliance (GBP)                            69,031       88

 SAFECO  ss.                                           19,500       939

 Selective Insurance ss.                               2,000        69

 St. Paul Companies                                    18,110       628

 Triad Guaranty *                                      700          39

 Unipol (EUR)                                          32,107       122

 UnumProvident                                         18,600       301

 W. R. Berkley                                         1,425        58

 XL Capital                                            5,500        386

                                                                    8,036

 Real Estate  0.8%
 Arden Realty, REIT                                    1,900        62

 China Overseas Land (HKD)                             312,000      62

 Corio (EUR)                                           2,209        97

 EastGroup Properties, REIT                            2,400        81

 Essex Property Trust, REIT                            400          30

 Federal Realty Investment Trust, REIT                 13,200       599

 Gables Residential Trust, REIT ss.                    2,400        80

 General Property Trust, Equity Units (AUD)            61,777       155

 Goldcrest (JPY)                                       1,930        126

 LaSalle Hotel Properties, REIT                        1,200        34

 Manufactured Home Communities, REIT                   900          30

 Mirvac (AUD)                                          22,022       70

 Parkway Properties, REIT ss.                          1,600        76

 Reckson Associates Realty, REIT                       16,771       493

 Simon Property Group, REIT                            12,868       720

 Sun Hung Kai Properties (HKD)                         14,000       130

 Washington Real Estate, REIT                          2,600        79

 Westfield Group (AUD)                                 6,738        74

 Wheelock (HKD)                                        39,000       55

                                                                    3,053

 Thrifts & Mortgage Finance  0.6%
 Bradford & Bingley (GBP)                              26,076       134

 Fannie Mae                                            16,900       1,258

 Frankfort First                                       300          7

 Freddie Mac                                           6,000        403

 Hypo Real Estate (EUR) *                              6,186        198

                                                                    2,000

 Total Financials                                                   34,554

 HEALTH CARE  5.2%
 Biotechnology  0.7%
 Abgenix *ss.                                          100          1

 Alexion Pharmaceutical *ss.                           900          15

 Alkermes *ss.                                         2,600        28

 Amgen *                                               15,500       919

 Amylin Pharmaceuticals *ss.                           1,100        22

 Anadys Pharmaceuticals *                              2,100        14

 Biogen Idec *                                         3,200        190

 Cephalon *ss.                                         981          46

 CSL Limited (AUD)                                     2,632        48

 Cubist Pharmaceuticals *ss.                           2,300        18

 CV Therapeutics *ss.                                  600          8

 Cytogen *ss.                                          1,300        13

 Cytokinetics *ss.                                     200          2

 deCODE GENETICS *ss.                                  900          5

 Dynavax Technologies *ss.                             1,000        4

 Exelixis *                                            1,900        15

 Genentech *                                           3,400        166

 Gilead Sciences *                                     6,500        449

 MedImmune *                                           1,500        36

 Memory Pharmaceuticals *ss.                           1,000        7

 Myriad Genetics *ss.                                  2,600        42

 Neurocrine Biosciences *ss.                           1,300        65

 NPS Pharmaceuticals *ss.                              600          13

 ONYX Pharmaceuticals *                                1,600        59

 OSI Pharmaceuticals *                                 200          12

 Rigel Pharmaceuticals *ss.                            700          14

 Trimeris *ss.                                         1,400        17

 Vertex Pharmaceuticals *ss.                           3,396        33

                                                                    2,261

 Health Care Equipment & Supplies  0.8%
 Advanced Neuromodulation Systems *ss.                 1,600        47

 Analogic ss.                                          1,100        45

 Baxter International                                  22,500       687

 Biomet                                                3,100        142

 Boston Scientific *                                   10,300       368

 DJ Orthopedics *                                      2,000        42

 Edwards Lifesciences *                                1,500        53

 Elekta, Series B (SEK) *                              3,478        79

 EPIX Medical *ss.                                     600          12

 Guidant                                               2,700        161

 Integra LifeServices Holdings *ss.                    2,300        69

 Matthews International, Class A ss.                   3,700        131

 Medtronic                                             12,200       607

 NuVasive *                                            1,500        14

 ResMed *ss.                                           100          5

 St. Jude Medical *                                    2,000        134

 Steris *                                              2,700        62

 Stryker                                               3,800        172

 Thoratec *ss.                                         1,200        12

 Wilson Greatbatch Technologies *ss.                   1,200        20

                                                                    2,862

 Health Care Providers & Services  1.2%
 Alliance UniChem (GBP)                                11,532       140

 AmerisourceBergen                                     11,400       617

 Anthem *ss.                                           2,800        227

 Celesio (EUR)                                         1,919        127

 Henry Schein *                                        2,000        125

 LabOne *                                              900          26

 Lifeline Systems *                                    1,800        40

 LifePoint Hospitals *ss.                              300          9

 Medco *                                               1,521        48

 Sunrise Senior Living *ss.                            3,300        117

 Suzuken (JPY)                                         1,500        41

 Symbion *ss.                                          500          8

 United Surgical Partners International *ss.           3,000        108

 UnitedHealth Group                                    27,800       1,838

 WellChoice *                                          1,100        39

 WellPoint Health Networks *                           7,400        727

                                                                    4,237

 Pharmaceuticals  2.5%
 Abbott Laboratories                                   5,500        229

 Able Laboratories *ss.                                700          15

 AstraZeneca ADR                                       4,500        209

 Atherogenics *ss.                                     2,200        37

 Eisai (JPY)                                           2,800        80

 Eli Lilly                                             3,100        197

 Eon Labs *ss.                                         1,000        25

 Forest Laboratories *                                 11,400       523

 Galen (GBP)                                           8,211        87

 GlaxoSmithKline (GBP)                                 15,144       309

 GlaxoSmithKline ADR                                   2,800        115

 Hisamitsu Pharmaceutical (JPY)                        4,000        74

 Inspire Pharmaceuticals *ss.                          3,200        46

 Johnson & Johnson                                     13,000       755

 Kobayashi Pharmaceutical (JPY) ss.                    2,400        61

 Medicines Company *ss.                                1,000        25

 Merck                                                 13,000       585

 Nektar Therapeutics *ss.                              400          5

 Novartis (CHF)                                        11,854       549

 Noven Pharmaceuticals *                               3,200        61

 Novo Nordisk, Series B (DKK)                          1,371        73

 Pfizer                                                61,216       2,000

 Sanofi-Aventis (EUR)                                  3,887        277

 Sanofi-Synthelabo (EUR) ss.                           1,863        133

 Schering-Plough                                       42,700       788

 Takeda Chemical Industries (JPY)                      3,000        136

 Teva Pharmaceutical ADR ss.                           9,300        253

 Wyeth                                                 32,960       1,205

                                                                    8,852

 Total Health Care                                                  18,212

 INDUSTRIALS & BUSINESS SERVICES  5.8%
 Aerospace & Defense  0.8%
 Armor Holdings *ss.                                   3,800        135

 European Aeronautic Defense & Space (EUR) ss.         6,571        172

 General Dynamics                                      2,500        244

 Honeywell International                               9,400        338

 Lockheed Martin                                       31,100       1,673

 Mercury Computer Systems *ss.                         2,300        62

 Rockwell Collins                                      1,600        55

                                                                    2,679

 Air Freight & Logistics  0.3%
 EGL *ss.                                              4,200        102

 Expeditors International of Washington                300          14

 Pacer International *                                 2,600        40

 Ryder System                                          1,100        48

 TPG (EUR) ss.                                         4,445        103

 UPS, Class B                                          10,400       760

 UTi Worldwide ss.                                     2,100        108

                                                                    1,175

 Airlines  0.0%
 Frontier Airlines *ss.                                1,800        16

 Midwest Express Holdings *ss.                         1,900        6

 Qantas Airways (AUD)                                  15,963       39

                                                                    61

 Building Products  0.0%
 Pilkington (GBP)                                      67,027       107

 Quixote ss.                                           600          12

 Trex *ss.                                             1,300        56

                                                                    175

 Commercial Services & Supplies  1.2%
 Apollo Group, Class A *                               8,200        640

 Cendant                                               12,400       268

 Central Parking ss.                                   4,400        72

 ChoicePoint *                                         2,600        110

 Consolidated Graphics *ss.                            2,900        118

 Education Management *                                500          15

 Electro Rent ss.                                      1,800        18

 First Advantage, Class A *ss.                         600          11

 G & K Services, Class A                               2,200        80

 Glory (JPY)                                           3,000        45

 H&R Block                                             6,900        333

 Herman Miller                                         3,900        98

 Intersections *ss.                                    200          3

 Ionics *ss.                                           3,600        94

 KForce.com *                                          3,300        22

 Layne Christensen *                                   400          6

 LECG *ss.                                             2,200        35

 R.R. Donnelley                                        28,000       860

 Resources Connection *ss.                             2,900        95

 SOURCECORP *                                          1,600        35

 Tetra Tech *ss.                                       4,676        83

 Waste Management                                      38,406       1,067

 West Corporation *                                    900          23

                                                                    4,131

 Construction & Engineering  0.2%
 Acciona (EUR)                                         2,305        142

 AMEC (GBP)                                            21,658       124

 Balfour Beatty (GBP)                                  23,785       114

 Downer EDI (AUD) ss.                                  19,681       52

 Insituform Technologies, Class A *ss.                 2,400        43

 JGC (JPY) ss.                                         9,000        86

 NCC AB, Series B (SEK)                                12,244       125

                                                                    686

 Electrical Equipment  0.1%
 A.O. Smith ss.                                        4,750        116

 American Superconductor *ss.                          700          8

 Artesyn Technologies *                                3,600        30

 Draka (EUR)                                           1,889        23

 Sumitomo Electric Industries (JPY)                    9,000        83

 Woodward Governor                                     300          18

                                                                    278

 Industrial Conglomerates  1.6%
 3M                                                    7,000        577

 DCC (EUR)                                             5,816        102

 GE                                                    53,900       1,767

 Hutchison Whampoa (HKD)                               27,300       214

 Sembcorp (SGD)                                        159,000      122

 Siemens (EUR)                                         4,293        294

 Tyco International                                    81,694       2,559

                                                                    5,635

 Machinery  1.0%
 Actuant Corporation, Class A *ss.                     2,460        93

 Danaher                                               25,200       1,296

 Deere                                                 13,000       822

 Fanuc (JPY)                                           2,100        112

 Graco                                                 3,000        93

 Guinness Peat Group (NZD)                             50,637       65

 Harsco                                                3,200        144

 IDEX                                                  1,050        32

 Lindsay Manufacturing ss.                             2,800        70

 Mitsubishi Heavy Industries (JPY)                     34,000       93

 Pall                                                  14,600       356

 Reliance Steel & Aluminum ss.                         600          23

 Saurer (CHF) *                                        1,022        52

 SKF, Series B (SEK)                                   2,219        82

 Toro                                                  1,200        78

                                                                    3,411

 Marine  0.0%
 Nippon Yusen (JPY)                                    33,000       172

                                                                    172

 Road & Rail  0.5%
 Arriva (GBP)                                          16,909       131

 Burlington Northern Santa Fe                          18,700       670

 Genesee & Wyoming, Class A *                          700          16

 Heartland Express ss.                                 2,109        37

 Knight Transportation *ss.                            6,300        125

 Nippon Express (JPY)                                  15,000       77

 Norfolk Southern                                      26,800       761

 Overnite                                              1,600        49

                                                                    1,866

 Trading Companies & Distributors  0.1%
 Mitsubishi (JPY)                                      16,000       166

 Sumitomo (JPY)                                        15,000       110

                                                                    276

 Total Industrials & Business Services                              20,545

 INFORMATION TECHNOLOGY  5.3%
 Communications Equipment  1.1%
 Belden CDT *                                          5,400        108

 Black Box                                             1,700        62

 Cisco Systems *                                       53,900       1,011

 Corning *                                             108,100      1,094

 F5 Networks *ss.                                      1,500        37

 Ixia *ss.                                             1,300        10

 Juniper Networks *                                    12,000       275

 Lucent Technologies *ss.                              164,500      515

 Nokia (EUR)                                           6,330        74

 Nokia ADR                                             8,100        96

 Packeteer *                                           1,200        12

 QUALCOMM                                              7,600        289

 Research In Motion *                                  3,000        181

 Riverstone Networks *ss.                              6,400        5

 Sagem (EUR)                                           1,026        96

 SiRF Technology *                                     2,800        28

 Stratos Lightwave *ss.                                169          1

 Tekelec *ss.                                          1,100        20

 Uniden (JPY)                                          2,000        40

                                                                    3,954

 Computers & Peripherals  0.5%
 Creative Technology (SGD)                             2,950        31

 Dell *                                                30,700       1,070

 Emulex *ss.                                           3,100        33

 Gateway *                                             5,200        23

 IBM                                                   1,100        93

 Lexmark International *                               4,000        354

 Logitech International (CHF) *                        1,419        64

 NEC (JPY) ss.                                         9,000        58

 NEC Fielding (JPY) ss.                                1,000        20

 QLogic *                                              4,300        112

 Synaptics *ss.                                        2,100        39

                                                                    1,897

 Electronic Equipment & Instruments  0.2%
 Digital Theater Systems *ss.                          1,500        19

 Global Imaging Systems *                              1,800        50

 Hosiden (JPY) ss.                                     4,800        57

 KEMET *                                               4,900        42

 Kyocera (JPY)                                         800          59

 Littelfuse *                                          1,700        62

 Methode Electronics  ss.                              3,200        42

 Newport *                                             2,200        28

 Plexus *                                              4,900        58

 Shimadzu (JPY)                                        26,000       127

 TDK (JPY)                                             1,500        100

 Technitrol *ss.                                       1,000        18

 Woodhead Industries ss.                               3,100        41

                                                                    703

 Internet Software & Services  0.3%
 Digital Insight *ss.                                  2,700        40

 IAC/InterActiveCorp *ss.                              14,500       331

 MatrixOne *ss.                                        4,100        19

 Netegrity *ss.                                        2,200        13

 Sonicwall *                                           100          1

 Websense *                                            200          8

 Yahoo! *                                              22,300       636

                                                                    1,048

 IT Services  0.7%
 Accenture, Class A *                                  4,800        125

 Affiliated Computer Services, Class A *ss.            6,800        369

 Automatic Data Processing                             2,400        95

 BISYS Group *                                         2,700        38

 CACI International, Class A *                         2,300        112

 First Data                                            10,736       454

 Fiserv *                                              8,800        306

 Global Payments ss.                                   2,600        115

 Indra Sistemas (EUR)                                  9,515        122

 Iron Mountain *                                       4,500        139

 Itochu Techno-Science (JPY)                           3,700        163

 Logica CMG (GBP)                                      15,461       45

 Maximus *ss.                                          2,700        79

 MPS Group *                                           6,900        62

 RightNow Technologies *                               1,900        17

 SunGard Data Systems *                                2,500        57

                                                                    2,298

 Office Electronics  0.1%
 Canon (JPY)                                           4,000        191

 Neopost (EUR)                                         1,304        79

                                                                    270

 Semiconductor & Semiconductor Equipment  0.9%
 AMIS Holdings *ss.                                    1,900        23

 Analog Devices                                        13,400       465

 Applied Materials *                                   9,700        154

 Artisan Components *ss.                               1,100        30

 Atheros Communications *ss.                           1,400        11

 ATMI *ss.                                             2,200        42

 Cabot Microelectronics *ss.                           1,600        53

 Entegris *ss.                                         4,200        33

 Exar *ss.                                             3,000        41

 Intel                                                 26,200       558

 Jenoptik (EUR) *                                      5,164        44

 Lattice Semiconductor *                               1,800        8

 Maxim Integrated Products                             16,000       695

 Microchip Technology                                  2,800        74

 Microsemi *ss.                                        2,500        27

 MKS Instruments *ss.                                  3,800        51

 Mykrolis *ss.                                         4,400        39

 PDF Solutions *ss.                                    2,200        20

 Power Integrations *ss.                               400          8

 Rohm (JPY)                                            200          21

 Semiconductor Manufacturing International ADR *ss.    3,200        33

 Semtech *                                             4,900        89

 Sigmatel *ss.                                         1,100        19

 Tessera Technologies *ss.                             2,200        43

 Texas Instruments                                     10,200       199

 Xilinx                                                11,400       313

                                                                    3,093

 Software  1.5%
 Actuate *                                             1,900        6

 Adobe Systems                                         11,800       541

 Altiris *ss.                                          2,000        48

 Blackbaud *                                           300          3

 Catapult Communications *ss.                          1,300        31

 Concord Communications *ss.                           1,900        16

 Electronic Arts *                                     800          40

 FactSet Research Systems                              2,400        107

 FileNet *ss.                                          3,800        75

 Internet Security Systems *                           2,400        35

 Intuit *                                              11,900       503

 Jack Henry & Associates                               6,600        120

 Kronos *ss.                                           3,700        158

 Magma Design Automation *ss.                          1,600        26

 Mercury Interactive *                                 700          24

 Microsoft                                             73,300       2,001

 Motive *ss.                                           1,600        16

 NEC Soft (JPY) ss.                                    2,300        54

 NetIQ *                                               4,160        40

 Open Solutions *ss.                                   1,500        35

 Oracle *                                              9,000        90

 Progress Software *                                   2,200        44

 Quest Software *ss.                                   3,300        33

 Red Hat *                                             2,300        28

 RSA Security *ss.                                     3,400        51

 SAP (EUR)                                             1,646        240

 SAP ADR                                               10,900       397

 SPSS *ss.                                             1,300        18

 Symantec *                                            3,900        187

 Trend Micro (JPY) ss.                                 1,500        66

 Verisity Ltd. *                                       1,100        6

 VERITAS Software *                                    9,925        166

 Verity *ss.                                           3,800        44

                                                                    5,249

 Total Information Technology                                       18,512

 MATERIALS  3.5%
 Chemicals  1.4%
 Agrium                                                31,100       484

 Airgas                                                8,100        180

 Arch Chemicals                                        3,200        87

 BASF (EUR)                                            4,614        250

 Degussa (EUR)                                         6,199        219

 Dow Chemical                                          21,200       908

 DuPont                                                16,102       680

 Ferro                                                 3,700        76

 Hercules *                                            25,800       354

 IMC Global                                            6,400        102

 International Flavors & Fragrances                    12,400       478

 Kaneka (JPY)                                          9,000        86

 MacDermid                                             400          12

 Material Sciences *                                   1,900        24

 Minerals Technologies ss.                             2,700        152

 Mitsubishi Gas Chemical (JPY) ss.                     21,000       89

 Potash Corp./Saskatchewan                             9,600        533

 Symyx Technologies *                                  1,800        34

 Teijin (JPY) ss.                                      36,000       126

 Yara International (NOK) *                            2,016        18

                                                                    4,892

 Construction Materials  0.2%
 Aggregate (GBP)                                       60,558       96

 Boral (AUD)                                           58,566       291

 Cemex (MXN)                                           29,671       168

 Heidelberger Zement (EUR)                             1,367        60

 Lafarge (EUR)                                         755          65

 RMC (GBP)                                             8,812        101

                                                                     781

 Containers & Packaging  0.0%
 Chesapeake Corp                                       2,100        48

 Smurfit-Stone Container *ss.                          400          7

                                                                    55

 Metals & Mining  1.6%
 Alcoa                                                 16,620       538

 Anglo American (GBP)                                  5,806        131

 BHP Billiton (AUD)                                    14,000       130

 Bluescope Steel (AUD)                                 53,436       297

 Gibraltar Steel                                       600          19

 Lihir Gold (AUD) *ss.                                 39,140       29

 Meridian Gold *                                       4,900        64

 Nippon Steel (JPY)                                    76,000       175

 NN, Inc. ss.                                          300          3

 Nucor ss.                                             30,100       2,357

 Phelps Dodge                                          18,200       1,485

 SSAB Svenskt Stal, Series A (SEK)                     8,448        148

 Steel Dynamics ss.                                    2,300        72

 Voestalpine (EUR) ss.                                 1,960        96

                                                                    5,544

 Paper & Forest Products  0.3%
 Buckeye Technologies *ss.                             4,900        52

 MeadWestvaco                                          13,800       416

 Weyerhaeuser                                          9,500        594

                                                                    1,062

 Total Materials                                                    12,334

 TELECOMMUNICATION SERVICES  1.3%
 Diversified Telecommunication Services  0.5%
 Cable & Wireless (GBP)                                25,414       49

 Royal KPN (EUR) ss.                                   22,551       173

 SBC Communications                                    12,600       325

 Sprint                                                30,500       600

 TDC (DKK)                                             3,650        129

 Tele Norte Leste ADR ss.                              8,600        118

 Tele2, Series B (SEK)                                 2,927        111

 Telenor (NOK)                                         25,188       182

 Telmex ADR                                            3,400        110

                                                                    1,797

 Wireless Telecommunication Services  0.8%
 America Movil ADR, Series L                           4,900        168

 Bouygues (EUR)                                        4,986        172

 China Unicom (HKD) ss.                                62,000       46

 KDDI (JPY) ss.                                        46           222

 mmO2 (GBP) *                                          157,878      255

 Nextel Communications, Class A *                      29,400       682

 SK Telecom ADR ss.                                    2,910        55

 Smartone Telecommunications (HKD)                     28,000       30

 Spectrasite *                                         2,400        108

 Telecom Italia Mobile (EUR)                           46,193       246

 Total Access Communications *                         13,800       42

 Vodafone ADR ss.                                      31,250       716

 Western Wireless, Class A *                           900          22

                                                                   2,764

 Total Telecommunication Services                                   4,561

 UTILITIES  1.1%
 Electric Utilities  0.8%
 Cleco                                                 2,000        35

 E.On (EUR)                                            5,851        416

 El Paso Electric *                                    2,000        31

 Exelon                                                14,074       518

 FirstEnergy                                           13,719       552

 Hong Kong Electric (HKD)                              11,000       49

 Iberdrola (EUR)                                       8,929        183

 TEPCO (JPY)                                           4,100        95

 Tohoku Electric Power (JPY)                           7,700        132

 TXU                                                   20,200       841

                                                                    2,852

 Gas Utilities  0.1%
 Australian Gas Light (AUD)                            7,633        72

 Centrica (GBP)                                        52,924       234

 Toho Gas (JPY) ss.                                    21,000       67

                                                                    373

 Multi-Utilities & Unregulated Power  0.2%
 Constellation Energy Group                            9,300        382

 RWE (EUR)                                             1,865        92

 United Utilities (GBP)                                10,023       99

                                                                    573

 Total Utilities                                                    3,798

 Total Common Stocks (Cost  $124,164)                               157,544

 PREFERRED STOCKS  0.2%
 Fresenius (EUR)                                       1,305        97

 News Corporation ADR                                  9,200        273

 Porsche (EUR)                                         248          151

 Total Preferred Stocks (Cost  $457)                                521

 ASSET-BACKED SECURITIES  1.1%
 Capital Auto Receivables Asset Trust, Series 2002-2,
Class
 CERT, 4.18%, 10/15/07                                 209,879      212

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             84,582       85

 Series 2003-A, Class A4, 2.06%, 12/15/09              350,000      344

 CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12 140,075      141

 Citibank Credit Card Issuance Trust
 Series 2001-C1, Class C1, VR, 2.68%, 1/15/10          260,000      265

 Series 2004-C1, Class C1, VR, 2.04%, 7/15/13          525,000      525

 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              200,000      199

 Series 2003-A, Class D, 4.06%, 10/15/10               90,000       91

 MBNA Master Credit Card Trust II, Series 2000-D,
Class C,
 144A, 8.40%, 9/15/09                                  450,000      505

 Morgan Stanley Auto Loan Trust, Series 2004-HB1,
Class C, VR,
 2.88%, 10/15/11                                       165,000      165

 Peco Energy Transition Trust, Series 2001-A, Class A1
 6.52%, 12/13/10                                       500,000      562

 Reliant Energy Transition Bond, Series 2001-1,
Class A4,
 5.63%, 9/15/15                                        375,000      404

 World Financial Network, Series 2003-A, Class A2,
VR, 1.97%,
 5/15/12                                               475,000      477

 Total Asset-Backed Securities (Cost  $3,913)                       3,975

 CORPORATE BONDS  7.6%
 Abbott Laboratories, 5.625%, 7/1/06                   500,000      526

 ABN Amro Bank (Chicago), 7.125%, 6/18/07              165,000      180

 Ace Ina Holdings, 5.875%, 6/15/14                     165,000      173

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     300,000      316
5/30/07
 Alabama Power, 1.93%, 8/25/09                         155,000      155

 Alcan, 6.125%, 12/15/33                               195,000      200

 Allstate Financial Global Funding, 144A, 5.25%,       165,000      174
2/1/07
 Amerada Hess, 7.875%, 10/1/29                         140,000      159

 AOL Time Warner, 7.625%, 4/15/31                      180,000      206

 Appalachian Power, 4.80%, 6/15/05                     200,000      203

 AT&T Broadband, 8.375%, 3/15/13                       220,000      266

 Baker Hughes, 6.875%, 1/15/29                         250,000      285

 Bank of America, 4.875%, 9/15/12                      300,000      304

 Bank One, 5.25%, 1/30/13                              285,000      292

 BB&T, 6.50%, 8/1/11                                   80,000       90

 Black Hills, 6.50%, 5/15/13                           190,000      196

 Boeing, 8.75%, 8/15/21                                95,000       125

 British Telecommunications, 8.375%, 12/15/10          110,000      132

 Buckeye Partners, 6.75%, 8/15/33                      90,000       94

 Bunge Limited Finance, 4.375%, 12/15/08               225,000      227

 Canadian National Railways, 6.25%, 8/1/34             215,000      225

 Canadian Natural Resources, 7.20%, 1/15/32            275,000      322

 Capital One Bank, 6.50%, 6/13/13                      200,000      215

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        165,000      176

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        190,000      187

 Chancellor Media, 8.00%, 11/1/08                      105,000      120

 CIT Group
 2.875%, 9/29/06                                       105,000      104

 7.75%, 4/2/12                                         175,000      206

 Cleveland Electric Illumination, 5.65%, 12/15/13      175,000      179

 ConocoPhillips, 5.90%, 10/15/32                       270,000      275

 Countrywide Home Loans, 5.50%, 2/1/07                 145,000      153

 Cox Communications, 7.875%, 8/15/09                   195,000      215

 DaimlerChrysler, 6.50%, 11/15/13                      245,000      264

 Delta Air Lines, ETC, 10.00%, 5/17/10 , ,         ,   146,000      47

 6/15/30                                               135,000      173

 Developers Diversified Realty, 3.875%, 1/30/09        155,000      152

 Devon Financing, 7.875%, 9/30/31                      155,000      187

 Dominion Resources, 5.00%, 3/15/13                    145,000      144

 Dow Chemical, 6.125%, 2/1/11                          140,000      152

 Duke Capital
 4.302%, 5/18/06                                       105,000      107

 6.25%, 2/15/13                                        190,000      202

 Encana Holdings Finance, 5.80%, 5/1/14                215,000      228

 Entergy Gulf States, 5.20%, 12/3/07                   180,000      182

 Exelon Generation, 5.35%, 1/15/14                     180,000      183

 Federated Department Stores, 6.625%, 4/1/11           165,000      184

 First Union, 6.40%, 4/1/08                            85,000       93

 Ford Motor Credit, 6.50%, 1/25/07                     485,000      516

 France Telecom, STEP, 8.75%, 3/1/11                   80,000       95

 Franklin Resources, 3.70%, 4/15/08                    65,000       65

 Fund American Companies, 5.875%, 5/15/13              200,000      205

 General Electric Capital
 6.00%, 6/15/12                                        220,000      241

 6.125%, 2/22/11                                       265,000      292

 Genworth Financial, 5.75%, 6/15/14                    200,000      211

 GlaxoSmithKline, 5.375%, 4/15/34                      145,000      139

 GM, 8.375%, 7/15/33                                   245,000      260

 GM Acceptance, 7.25%, 3/2/11                          260,000      277

 Goldman Sachs Capital I, 6.345%, 2/15/34              415,000      416

 Halliburton, 144A, VR, 2.41%, 1/26/07                 210,000      210

 HBOS, 144A, 6.00%, 11/1/33                            195,000      195

 Hearst-Argyle, 7.00%, 1/15/18                         145,000      163

 Hertz, 4.70%, 10/2/06                                 95,000       97

 Highmark, 144A, 6.80%, 8/15/13                        95,000       104

 Hospira, 4.95%, 6/15/09                               205,000      211

 Household Finance, 6.375%, 11/27/12                   135,000      148

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              145,000      149

 IBM, 4.25%, 9/15/09                                   215,000      220

 International Lease Finance, 6.375%, 3/15/09          300,000      328

 International Speedway, 144A, 4.20%, 4/15/09          95,000       96

 IStar Financial, 4.875%, 1/15/09                      85,000       85

 John Deere Capital, 7.00%, 3/15/12                    205,000      236

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            115,000      130

 Kinder Morgan, 6.50%, 9/1/12                          200,000      218

 Kraft Foods, 5.625%, 11/1/11                          205,000      217

 Kroger, 8.05%, 2/1/10                                 205,000      240

 Lear, 144A, 5.75%, 8/1/14                             90,000       93

 Lennar, 144A, 5.50%, 9/1/14                           210,000      213

 Liberty Media, VR, 3.02%, 9/17/06                     210,000      213

 Marsh & McLennan, 3.625%, 2/15/08                     100,000      100

 Masco, 5.875%, 7/15/12                                265,000      284

 May Department Stores, 144A, 3.95%, 7/15/07           65,000       66

 MBNA America Bank, 4.625%, 8/3/09                     215,000      220

 McCormick, 6.40%, 2/1/06                              325,000      342

 MetLife, 6.125%, 12/1/11                              240,000      262

 Miller Brewing, 144A, 5.50%, 8/15/13                  260,000      271

 Morgan Stanley, 3.625%, 4/1/08                        330,000      331

 Motorola, 7.625%, 11/15/10                            110,000      128

 Nationwide Financial Services, 5.90%, 7/1/12          225,000      241

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     115,000      115

 NLV Financial, 144A, 7.50%, 8/15/33                   140,000      148

 Northern Trust, 4.60%, 2/1/13                         120,000      119

 Office Depot, 6.25%, 8/15/13                          185,000      198

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            90,000       92

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      140,000      153

 144A, VR, 2.82%, 6/15/10                              205,000      208

 PG&E, VR, 2.30%, 4/3/06                               330,000      330

 Pinnacle West Capital, 6.40%, 4/1/06                  170,000      178

 Pioneer Natural Resource, 5.875%, 7/15/16             150,000      155

 Plains All American Pipeline, 7.75%, 10/15/12         140,000      162

 PPL Capital Funding, 4.33%, 3/1/09                    210,000      210

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 210,000      213

 Prudential Financial, 3.75%, 5/1/08                   170,000      171

 PSEG Power, 3.75%, 4/1/09                             150,000      147

 Public Service of New Mexico, 4.40%, 9/15/08          190,000      192

 Puget Sound Energy, VR, 1.90%, 7/14/06                215,000      215

 Pulte, 7.875%, 8/1/11                                 170,000      197

 R.R. Donnelley, 144A, 3.75%, 4/1/09                   125,000      123

 Reckson Operating Partnership, 5.15%, 1/15/11         190,000      190

 Rogers Cable, 5.50%, 3/15/14                          175,000      161

 SCA Coordination Center, 144A, 4.50%, 7/15/15         140,000      134

 Sealed Air, 144A, 5.375%, 4/15/08                     180,000      188

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 95,000       103

 Sempra Energy, 6.00%, 2/1/13                          190,000      204

 Simon Property Group, 3.75%, 1/30/09                  200,000      196

 SLM Corporation
 VR, 1.86%, 1/26/09                                    250,000      250

 VR, 4.18%, 4/1/09                                     165,000      165

 Sprint Capital, 6.90%, 5/1/19                         415,000      450

 Sungard Data Systems, 3.75%, 1/15/09                  120,000      118

 Telecom Italia, 144A, 5.25%, 11/15/13                 215,000      218

 Telefonos De Mexico, 4.50%, 11/19/08                  110,000      110

 Telus, 8.00%, 6/1/11                                  145,000      169

 Transocean, 7.50%, 4/15/31                            130,000      154

 TXU Energy, VR, 2.38%, 1/17/06                        95,000       95

 Tyco International, 6.375%, 10/15/11                  235,000      257

 U.S. Bank, 2.85%, 11/15/06                            200,000      200

 U.S. Cellular, 6.70%, 12/15/33                        120,000      119

 Union Pacific, 6.50%, 4/15/12                         210,000      232

 UST, 6.625%, 7/15/12                                  260,000      291

 Verizon Global Funding, 7.75%, 12/1/30                175,000      207

 Webster Financial, 5.125%, 4/15/14                    200,000      202

 Wells Fargo, VR, 1.619%, 3/23/07                      250,000      250

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      120,000      126

 Weyerhaeuser, 6.75%, 3/15/12                          210,000      235

 Wyeth, 6.50%, 2/1/34                                  125,000      125

 XL Capital Finance, 6.50%, 1/15/12                    180,000      198

 XTO Energy, 6.25%, 4/15/13                            140,000      152

 Yum! Brands, 7.70%, 7/1/12                            210,000      247

 Total Corporate Bonds (Cost  $25,900)                              26,578

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  1.5%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          1,340,000    972

 European Investment Bank, 5.75%, 9/15/09 (AUD)        580,000      410

 Federal Republic of Germany, 5.00%, 5/20/05 (EUR)     1,555,000    1,932

 Government of Canada, 5.25%, 6/1/12 (CAD)             1,380,000    1,104

 Republic of Chile, 5.50%, 1/15/13                     175,000      184

 Republic of South Africa, 6.50%, 6/2/14               105,000      111

 United Mexican States, VR, 2.29%, 1/13/09 ss.         155,000      158

 United Mexican States, 6.375%, 1/16/13                215,000      226

 Total Foreign Government Obligations & Municipalities
 (Cost  $4,516)                                                     5,097

 MUNICIPAL BONDS  0.7%
 California
 GO, 5.25%, 4/1/34                                     105,000      108

 Economic Recovery
 5.00%, 7/1/23 (Tender 7/1/07)                         95,000       103

 5.00%, 7/1/23 (Tender 7/1/08)                         105,000      115

 Kansas Dev. Fin. Auth., Public Employee Retirement,
5.501%,
 5/1/34 (FSA Insured)                                  130,000      129

 Massachusetts, GO, 5.50%, 1/1/13 (MBIA Insured)       495,000      566

 New York State Urban Dev. Corp., Corrections & Youth
Fac.,
 5.25%, 1/1/21 (Tender 1/1/09)                         230,000      251

 North Carolina, GO, 5.25%, 3/1/13                     660,000      750

 Oregon, GO, 5.892%, 6/1/27                            75,000       79

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (MBIA Insured) (Tender 2/1/12)                        425,000      473

 Total Municipal Bonds (Cost  $2,546)                               2,574

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 2.5%
 Banc of America Commercial Mortgage, Series 2003-1,
Class
 A2, CMO, 4.648%, 9/11/36                              400,000      401

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.356%, 1/25/34    759,208      760

 Series 2004-A, Class 2A2, CMO, VR, 4.18%, 2/25/34     393,725      390

 Series 2004-D, Class 2A2, CMO, VR, 4.23%, 5/25/34     156,901      156

 BankBoston Home Equity Loan Trust, Series 1998-1,
Class A6,
 6.35%, 2/25/13                                        417,472      426

 Bear Stearns Commercial Mortgage Securities, Series
2004-
 T14, Class A2, CMO, 4.17%, 1/12/41                    300,000      304

 Centex Home Equity, Series 2004-C, Class M1,
 VR, 2.095%, 6/25/34                                   425,000      425

 Chase Funding Mortgage Loan
 Series 2003-3, Class 1M1, 4.537%, 9/25/32             175,000      172

 Series 2002-1, Class 1A3, 5.039%, 12/25/23            133,318      133

 Series 2002-2, Class 1M1, 5.599%, 9/25/31             80,000       82

 Countrywide Asset-Backed Certificates
 Series 2004-6, Class 2A2, VR, 1.64%, 11/25/34         400,000      401

 Series 2004-7, Class 2AV2, 2.00%, 10/25/32            200,000      200

 Series 2003-5, Class AF3, 3.613%, 4/25/30             350,000      352

 Countrywide Home Loans, Series 2003-60, Class 2A1,
CMO,
 VR, 5.065%, 2/25/34                                   127,244      128

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
CMO,
 VR, 7.30%, 6/10/32                                    350,000      398

 GE Capital Commercial Mortgage, Series 2001-1, Class
A2,
 CMO, 6.531%, 3/15/11                                  460,000      514

 GMAC Commercial Mortgage Securities, Series 2001-C2,
Class
 A2, CMO, 6.70%, 4/15/34                               375,000      423

 Greenwich Capital Commercial Funding, Series
2004-GG1A,
 Class A2, CMO, 3.835%, 10/8/08                        375,000      380

 JP Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      350,000      379

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       460,000      510

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, VR, 3.246%, 3/15/29    525,000      513

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    475,000      489

 Morgan Stanley Dean Witter Capital, Series 2002-TOP7,
Class
 A2, CMO, 5.98%, 1/15/39                               350,000      384

 Washington Mutual, Series 2004-AR1, Class A, CMO, VR,
 4.229%, 3/25/34                                       232,640      231

 Total Non-U.S. Government Mortgage-Backed Securities
(Cost
 $8,492)                                                            8,551

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 9.3% U.S. Government Agency Obligations 7.2% o Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               536,909      538

 5.00%, 12/1/08 - 11/1/33                              4,202,406    4,256

 5.50%, 10/1 - 12/1/33                                 337,577      344

 6.00%, 12/1/17                                        552,087      581

 7.00%, 11/1/30 - 6/1/32                               277,368      295

 ARM, 4.611%, 9/1/32                                   180,661      183

 CMO
 4.50%, 3/15/16                                        1,125,000    1,137

 5.50%, 4/15/28                                        950,000      977

 IO, 4.50%, 6/15/11 - 4/15/18                          1,270,774    140

 TBA
 5.50%, 1/1/33                                         80,000       81

 6.00%, 1/1/33                                         1,064,000    1,102

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                1,957,834    1,962

 5.00%, 10/1/33 - 4/1/34                               1,144,813    1,141

 5.50%, 12/1/16 - 6/1/34                               6,803,450    7,021

 6.00%, 10/1/13                                        138,233      146

 6.50%, 12/1/10 - 12/1/32                              636,312      675

 7.00%, 1/1/31 - 7/1/32                                178,834      190

 CMO
 2.91%, 11/25/33                                       275,000      274

 3.50%, 4/25/13                                        325,000      328

 5.00%, 3/25/15                                        675,000      692

 5.50%, 7/25/28                                        80,854       81

 IO
 5.50%, 11/25/28                                       285,006      28

 6.50%, 2/1/32                                         118,815      22

 TBA
 5.50%, 1/1/18                                         1,626,000    1,667

 6.00%, 1/1/33                                         1,197,000    1,231

 6.50%, 1/1/34                                         100,000      105

 U.S. Government Obligations 2.1% Government National Mortgage Assn.
 5.00%, 7/15 - 10/20/33                                4,315,444    4,315

 5.50%, 1/20 - 5/20/34                                 1,525,488    1,557

 6.00%, 5/15/26 - 6/20/34                              483,774      503

 6.50%, 2/15/28 - 12/20/33                             670,158      708

 7.00%, 3/15/13 - 7/20/27                              296,348      316

 7.50%, 9/15/22 - 6/15/32                              103,414      112

 8.00%, 1/15/22 - 10/20/25                             52,439       58

 10.50%, 2/15/13                                       795          1

 Total U.S. Government & Agency Mortgage-Backed
Securities
 (Cost  $32,331)                                                    32,767

 U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-
 BACKED) 10.8%
 U.S. Government Agency Obligations 2.1% o
 Federal Home Loan Bank, 5.75%, 5/15/12 ss.              615,000      671

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                      1,000,000    983

 4.625%, 2/15/07 (EUR)                                 1,885,000    2,395

 Federal National Mortgage Assn.
 3.25%, 8/15/08                                        940,000      935

 4.125%, 4/15/14 ss.                                     515,000      497

 4.375%, 9/15/12 ss.                                     500,000      501

 5.125%, 1/2/14 ss.                                      175,000      178

 5.75%, 2/15/08 ss.                                      210,000      227

 6.00%, 5/15/11 ss.                                      945,000      1,047

 7.125%, 1/15/30 ss.                                     65,000       80

 U.S. Treasury Obligations  8.7%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                     85,000       90

 6.00%, 2/15/26 ss.                                      760,000      860

 6.125%, 8/15/29 ss.                                     130,000      151

 6.25%, 8/15/23 - 5/15/30 ss.                            1,405,000    1,655

 6.375%, 8/15/27 ss.                                     1,375,000    1,631

 7.50%, 11/15/16 ss.                                     545,000      699

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25 ss.                                     1,046,531    1,085
 U.S. Treasury Inflation-Indexed Notes
2.00%, 7/15/14 ss.                                       1,091,814    1,115
 U.S. Treasury Notes
 1.50%, 2/28/05 - 3/31/06                                945,000      943

 2.125%, 10/31/04 ss.                                    1,100,000    1,101

 2.375%, 8/31/06                                         8,600,000    8,593

 3.25%, 8/15/07 ss.                                      5,805,000    5,889

 3.375%, 12/15/08 ss.                                    905,000      913

 3.50%, 11/15/06 ss.++                                   4,465,000    4,561

 4.75%, 11/15/08 ss.                                     175,000      186

 5.00%, 8/15/11 ss.                                      60,000       65

 6.50%, 8/15/05 ss.                                      940,000      980

 Total U.S. Government Agency Obligations (excluding
Mortgage-
 Backed) (Cost  $36,639)                                           38,031

 DOMESTIC BOND MUTUAL FUNDS  8.9%
 T. Rowe Price Institutional High Yield Fund, 7.46% p  2,887,434   31,242

 Total Domestic Bond Mutual Funds (Cost  $30,287)                  31,242

 SHORT-TERM INVESTMENTS  13.4%
 Money Market Fund  13.4%
 T. Rowe Price Reserve Investment Fund, 1.51% #        47,209,400  47,209

 Total Short-Term Investments (Cost  $47,209)                      47,209

 SECURITIES LENDING COLLATERAL  9.9%
 Money Market Pooled Account  0.6%
 Investment in money market pooled account managed by
JP
 Morgan Chase Bank, London, 1.54% #                    2,166,124   2,166

                                                                   2,166

 Money Market Trust  9.3%
 State Street Bank and Trust Company of New Hampshire
N.A.
 Securities Lending Quality Trust units, 1.49% #       32,660,899  32,661

                                                                   32,661

 Total Securities Lending Collateral (Cost  $34,827)               34,827

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                     (15)

 Total Futures Contracts                                           (15)

 Total Investments in Securities
 110.7% of Net Assets (Cost $351,281)                  $           388,901

 (2) Open Futures Contracts at August 31,
2004 were as Follows:
 ($ 000s)
                                                           Contract Unrealized
                                            Expiration     Value    Gain (Loss)
 Short, 5 U.S. Treasury Bond 30 year
 contracts, $17 par of 3.50% U.S. Treasury
 Notes  pledged as initial margin              12/04       $  557       $ (6)

 Short, 5 U.S. Treasury 5 year contracts,
 $7 par of 3.50% U.S. Treasury Notes
 pledged as initial margin                     12/04          553         (3)

 Short, 24 U.S. Treasury 10 year
 contracts, $56 par of 3.50% U.S.
 Treasury Notes pledged as initial margin     12/04           2,696       (18)

 Net payments (receipts) of variation
 margin to date                                                            12

 Variation margin receivable (payable)
 on open futures contracts                                         $      (15)


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
*     Non-income producing
ss.   All or a portion of this security is on loan at
      August 31, 2004 - See Note 2
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $4,170 and represents 1.2% of net assets
 ADR  American Depository Receipts ADS American Depository Shares
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 DKK  Danish krone
 ETC  Equipment Trust Certificate
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GBP  British pound
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 GO   General Obligation
 HKD  Hong Kong dollar
 IO Interest Only security for which the fund receives interest on notional principal (par)
 JPY  Japanese yen
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 MYR  Malaysian ringgit
 NOK  Norwegian krone
 NZD  New Zealand dollar
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Personal Strategy Income Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2004, the value of loaned securities was $34,659,000; aggregate collateral consisted of $34,827,000 in money market pooled accounts and U.S. government securities valued at $691,000.


NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $351,281,000. Net unrealized gain aggregated $37,608,000 at period-end, of which $41,225,000 related to appreciated investments and $3,617,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

 The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004


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